LOGO: NUVEEN INVESTMENTS

ANNUAL REPORT October 31, 2000

Municipal Closed-End Exchange-Traded Funds

Dependable, tax-free income to help you keep more of what you earn.



INVESTMENT QUALITY
NQM

SELECT QUALITY
NQS

QUALITY INCOME
NQU

PREMIER INCOME
NPF

INVEST WELL.

LOOK AHEAD.

LEAVE YOUR MARK.(SM)

photo: people playing checkers

photo: 2 people, playing piano & violin

Credit Quality
           HIGHLIGHTS As of  October 31, 2000

PIE CHART:
Nuveen Investment Quality Municipal Fund, Inc. (NQM)
AAA/U.S. Guaranteed          67%
AA                           18%
A                             9%
BBB                           5%
NR                            1%


PIE CHART:
Nuveen Select Quality Municipal Fund, Inc. (NQS)
AAA/U.S. Guaranteed          74%
AA                            9%
A                             9%
BBB                           7%
NR                            1%



PIECHART:
Nuveen Quality Income Municipal Fund, Inc. (NQU)
AAA/U.S. Guaranteed          62%
AA                           16%
A                             8%
BBB                          11%
NR                            2%
Other                         1%


PIE CHART:
Nuveen Premier Municipal Income Fund, Inc. (NPF)
AAA/U.S. Guaranteed          67%
AA                           13%
A                             9%
BBB                           2%
NR                            9%


    CONTENTS

  1 Dear Shareholder
  3 Portfolio Managers' Comments
  6 NQM Performance Overview
  7 NQS Performance Overview
  8 NQU Performance Overview
  9 NPF Performance Overview
 10 Shareholder Meeting Report
 14 Report of Independent Auditors
 15 Portfolio of Investments
 42 Statement of Net Assets
 43 Statement of Operations
 44 Statement of Changes in Net Assets
 46 Notes to Financial Statements
 50 Financial Highlights
 52 Build Your Wealth Automatically
 53 Fund Information


--------------------------------------------------------------------------------
COMPOUND YOUR WEALTH - AUTOMATICALLY
All Nuveen Municipal Closed-End ETFs let you reinvest dividends and capital gains directly into additional shares of your Fund. This is a great way to see your investment grow through the power of compounding.

For more information about Dividend Reinvestment, see the last page of this report or speak with your financial advisor.
--------------------------------------------------------------------------------

Photo of: Timothy R. Schwertfeger
Chairman of the Board


Sidebar text: "A WELL-BALANCED PORTFOLIO CAN HELP YOU REDUCE YOUR INVESTMENT RISKS."



Dear
     SHAREHOLDER

One of the primary goals of your Nuveen Fund is to provide you with attractive, dependable tax-free income from a quality portfolio. I am pleased to report that over the past fiscal year your Fund has continued to meet these objectives. I urge you to read the Portfolio Managers' Comments and Performance Overview pages included in this report, which provide more details about Fund results, how they were achieved, and how the Funds are trying to position themselves for the future.

The uncertain markets of this past reporting period also remind us of another important reason for investing in Nuveen Funds. In times such as these, your Nuveen Fund can help bring a measure of diversification to your overall portfolio and serve as a useful counterbalance to other holdings. A well-balanced portfolio can help you reduce your investment risks and provide one of the keys to strong long-term performance.


Invest Well. Look Ahead. Leave Your Mark.
At Nuveen, we believe that investors should focus not only on investments that can help them accumulate wealth, but also on the plans and services that can help preserve that wealth and pass it along to future generations. This long-term perspective is an integral part of our portfolio management strategies, our insistence on quality, and our desire to provide investments that can withstand the test of time.

In establishing a program tailored to your needs, the sound ongoing advice and disciplined focus provided by a trusted financial advisor can be an invaluable resource, enabling you to make wise investment decisions and build a program that can result in a lasting legacy.

For more than a century, Nuveen has offered quality investments to those who recognize and embrace the need for building, preserving and managing wealth. All of us at Nuveen are dedicated to working with you and your financial advisor to provide the services, products, perspectives, and solutions that can help you meet your personal and family financial goals, now and for years to come. We thank you for your continued confidence.

Sincerely,


/s/ Timothy R. Schwertfeger


Timothy R. Schwertfeger
Chairman of the Board

December 15, 2000

Sidebar text: "IN ESTABLISHING A PROGRAM TAILORED TO YOUR NEEDS, THE SOUND ONGOING ADVICE AND DISCIPLINED FOCUS PROVIDED BY A TRUSTED FINANCIAL ADVISOR CAN BE AN INVALUABLE RESOURCE."

Nuveen National Closed-End Exchange-Traded Funds (NQM, NQS, NQU, NPF)

Portfolio Managers'
              COMMENTS

Portfolio managers Tom Futrell, Rick Huber, Bill Fitzgerald, and Steve Peterson discuss the economic environment, key investment strategies, and the performance of these Nuveen National Closed-End Municipal Funds. Tom, Bill, and Steve have managed NQM, NQU, and NPF, respectively, since the inceptions of these Funds in the early 1990s, and Rick assumed portfolio management responsibility for NQS in 1998.

WHAT MAJOR FACTORS AFFECTED THE U.S. ECONOMY AND THE MUNICIPAL MARKET OVER THE PAST FISCAL YEAR?
The major news affecting the fixed-income markets over the past fiscal year has been the Federal Reserve's tightening policy. In an effort to keep inflation in check, the Fed continued to raise interest rates through May 2000, eventually bringing the federal funds target rate to 6.50%, the highest level in almost a decade. The Fed's policy has been to try to slow economic growth without causing a recession.

Some recent evidence has suggested that the Fed effort may be having an impact. While the U.S. economic expansion has reached a record tenth year, several indicators point to slowing growth. As a result, the Fed now seems to have put additional rate increases on hold, with some anticipating that the current tightening cycle may have reached its end.

Although the Fed rate hikes and hints of an economic slowdown have affected the municipal bond market, several supply and demand factors helped to prevent a major increase in rates or drop in value. New issue supply of municipal bonds during the first 10 months of 2000 totaled $154 billion nationwide, down 17.5% from 1999 levels. At this rate, the supply of municipal bonds could finish 2000 at its lowest level since 1995.The generally favorable economic conditions in many cities and states have enabled many issuers to use pay-as-you-go funding for necessary projects, holding the supply of new bonds in check. At the same time, demand from individual investors looking for diversification and income has remained strong. As a result, current municipal bond prices and yields are comparable to those of a year ago.


HOW DID THESE NUVEEN FUNDS PERFORM OVER THE PAST YEAR?
For the fiscal year ended October 31, 2000, these Nuveen National Municipal Closed-End Funds produced total returns on net asset value (NAV) as shown in the accompanying table. The annual returns for the Lehman Brothers Municipal Bond Index1 and the Funds' Lipper Peer Group2 are also presented.


                                     Total Return       Lehman          Lipper
              Market Yield              on NAV          Total Return1  Average2
--------------------------------------------------------------------------------
                                        1 Year           1 Year           1 Year
                        Taxable-         Ended            Ended            Ended
          10/31/00   Equivalent3      10/31/00         10/31/00         10/31/00
--------------------------------------------------------------------------------
NQM          6.66%         9.65%        11.38%            8.51%            9.47%
--------------------------------------------------------------------------------
NQS          6.80%         9.86%        10.02%            8.51%            9.47%
--------------------------------------------------------------------------------
NQU          6.95%        10.07%         8.37%            8.51%            9.47%
--------------------------------------------------------------------------------
NPF          6.74%         9.77%         8.22%            8.51%            9.47%
--------------------------------------------------------------------------------

Past performance is not predictive of future results.
For additional information, see the individual Performance Overview for your Fund in this report.

The Funds' participation in the recovery of the municipal market is reflected in the total returns on NAV listed above. They show dramatic improvement over the results shown in the Funds' semiannual report last spring. As of October 31, 2000, long-term municipal yields were more than 99% of 30-year Treasury yields, compared with the historical average of 86% for the period 1986-1999.


WERE THE FUNDS' DIVIDENDS AFFECTED BY THE MARKET ENVIRONMENT?
All four of these Funds use leverage as a way to potentially enhance the dividends paid to common shareholders. The extent of this benefit, however, is tied in part to the short-term rates that the Funds pay their MuniPreferred(R) shareholders. When short-term rates rise, the Funds must pay out more income to preferred shareholders, decreasing the amount of income available for common shareholders. As the



1 The Funds' performances are compared with that of the Lehman Brothers Municipal Bond Index, an unleveraged index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The total returns of the Funds are compared with the average annualized return of the 53 funds in the Lipper General Leveraged Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's market yield on the indicated date and a federal income tax rate of 31%.

Federal Reserve raised short-term rates six times between June 1999 and May 2000, these increases had a corresponding impact on short-term municipal rates. This, plus some bond calls in several of the Funds, led to decreases in the common share dividends of each of these Funds over the past year. Despite these dividend adjustments, all of the Funds continued to provide competitive market yields, as shown in the accompanying tables.

Recently, investor demand for municipal bonds with shorter maturities has caused the slope of the municipal yield curve to become very steep. The increased demand for short-maturity bonds could have beneficial effects on the dividend stability of these leveraged Funds going forward by holding short-term rates down and reducing the amount the Funds pay their MuniPreferred shareholders.


WHAT ABOUT THE FUNDS' SHARE PRICE PERFORMANCE?
During late 1999 and the first half of 2000, uncertainties about inflation and interest rates, coupled with investors' focus on equity market performance, tended to dampen interest in most fixed-income products. The lack of demand put pressure on the prices of many municipal bond investments, including these Nuveen Funds. In recent months, as the bond market began to show signs of recovery and the stock market continued to be volatile, we believe many investors are again consid ering tax-free fixed-income alternatives.

However, investor interest in this opportunity continued to lag the rise in value of the bonds held by the Funds. Consequently, all of these Funds continued to trade at a discount (share price below NAV) over the past 12 months. With the market prices of these Funds lower than the actual value of the bonds in their portfolios, shareholders may want to consider taking advantage of this opportunity to add to their holdings of their Nuveen Funds.


WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE FISCAL YEAR ENDED OCTOBER 31, 2000?
Despite a slow start, the past fiscal year turned out to be generally positive for the fixed-income markets, including municipal bonds. During this period, we focused on strengthening the Funds' long-term dividend-paying capabilities, enhancing call protection, and finding value in specific areas of the market, including healthcare, housing, and tobacco and industrial development bonds.

For example, while the healthcare industry continued to face challenging times, we believed that there were selected areas of opportunity in this sector as hospitals became more efficient in managing revenue streams and improving cost structure and operating incomes. We took advantage of this investment opportunity to make purchases of healthcare bonds that we believed held the potential to add value for our shareholders. In NQM, we invested in bonds issued by the Minnesota Agricultural and Economic Development Board for Fairview Health Services. Since our purchase this spring, these bonds have performed well for the Fund. NPF also purchased a number of BBB-rated hospitals bonds over the past year that have helped increase Fund income.

Tobacco bonds, which are secured by payments under the $250 billion master settlement agreement reached between four major tobacco companies and 46 states in 1998, were another area of the market that we believed offered value. During the past year, NQU purchased bonds issued by the Nassau County (New York) Tobacco Settlement Corporation. As of October 31, 2000, these bonds accounted for 2% of the Fund's assets. NQM also invested in tobacco bonds issued for Alaska by the Northern Tobacco Securitization Corporation. Since their purchase, both of these issues have provided attractive yields as well as good performance.

From a regional perspective, NQS was an active buyer in the Midwest, while selling bonds from California and Florida at attractive prices. In NQU, we concentrated heavily on bonds issued by New York and Illinois.

In other management activity over the past fiscal year, we took advantage of bond calls in NQS to continue restructuring the Fund by purchasing attractively priced replacement bonds that provided good levels of income, quality, diversification, and price appreciation potential. Instead of simply replacing the called bonds with new long-term bonds, we chose to ladder the portfolio across the yield curve to spread out future call exposure.

All four Funds continued to offer excellent credit quality, with between 78% and 85% of their portfolios invested in bonds rated AAA/U.S. guaranteed and AA as of October 31, 2000. The Funds also had allocations of BBB/non-rated bonds that ranged from 6% to 13%. These lower-rated bonds generally provided higher yields. Over the past fiscal year, NQM, NQS, and NQU saw their allocations of U.S. guaranteed bonds drop by 6% to 18%. Virtually all of these bonds were pre-refunded and were either called as expected or sold just prior to their call dates. We used this opportunity to enhance these Funds' diversification by reinvesting the proceeds across a variety of market sectors. In NQM, most of the proceeds were used to purchase general obligation bonds and transportation bonds, specifically those issued for the Atlanta airport, the Port of Seattle, the Port Authority of New York and New Jersey, and the Denver International Airport. NQS added to its holdings in limited tax obligation bonds and single-family housing credits.


WHAT IS YOUR OUTLOOK FOR THESE NUVEEN NATIONAL FUNDS?
In general, our outlook for the fixed-income markets over the next 12 months is positive. Current projections call for continued strong demand for municipal bonds, while new municipal issuance nationwide in 2001 is expected to stay under $200 billion. These supply-and-demand dynamics should continue to provide support for the municipal market and municipal bond prices.

Looking specifically at these Nuveen Funds, NQM, which was established in June 1990, underwent a number of calls in 2000 and now once again offers excellent levels of call protection, with less than 7% of its portfolio subject to calls between now and the end of 2002. In 2001, NQS, NQU, and NPF will reach a period when the potential for bond calls normally increases. In 2001 and 2002, calls could affect as much as 25-40% of these three Funds' portfolios, depending upon market interest rates at the time.

While we cannot control the direction of interest rates, we continue to work to reduce the Funds' call exposure and to actively manage the Funds to mitigate the longer-term effects of the bond call process. We plan to proactively manage through the upcoming period using strategies such as selling bonds with short calls as we find appropriate replacements in either the primary or secondary markets. In this way, we can capture the premium prices of the short-call bonds and still remain fully invested.

In addition to bond calls, we plan to continue to focus on strengthening the Funds' dividend-payment capabilities, taking advantage of the wider credit spreads currently available in the marketplace. The high credit quality of these Funds gives us room to increase our allocations of lower-rated issues with the potential to enhance current portfolio yields and future capital appreciation. The anticipated portfolio turnover in NQS, NQU, and NPF due to bond calls also should provide us with opportunities to enhance their structure. As value-oriented investors, we will also continue to look for areas of the market that can add value for our shareholders, particularly healthcare, industrial development bonds, and transportation. We believe these Nuveen Funds will continue to serve as a dependable source of tax-free income and portfolio diversification, two essential elements of a comprehensive investment strategy.

Nuveen Investment Quality Municipal Fund, Inc.

Performance
   OVERVIEW As of October 31, 2000

NQM


PORTFOLIO STATISTICS
--------------------------------------------------
Inception Date                                6/90
--------------------------------------------------
Share Price                                $12 7/8
--------------------------------------------------
Net Asset Value                             $14.67
--------------------------------------------------
Market Yield                                 6.66%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.65%
--------------------------------------------------
Fund Net Assets ($000)                    $825,320
--------------------------------------------------
Average Effective Maturity (Years)           21.45
--------------------------------------------------
Leverage-Adjusted Duration                   13.46
--------------------------------------------------

ANNUALIZED TOTAL RETURN
--------------------------------------------------
                      On Share Price        On NAV
--------------------------------------------------
1-Year                         3.70%        11.38%
--------------------------------------------------
5-Year                         3.41%         5.22%
--------------------------------------------------
10-Year                        6.08%         7.69%
--------------------------------------------------

TOP FIVE SECTORS (AS A % OF TOTAL INVESTMENTS)
--------------------------------------------------
Transportation                                 14%
--------------------------------------------------
Healthcare                                     14%
--------------------------------------------------
Tax Obligation/General                         14%
--------------------------------------------------
U.S.Guaranteed                                 11%
--------------------------------------------------
Water and Sewer                                10%
--------------------------------------------------

BAR CHART:
1999-2000 Monthly Tax-Free Dividends Per Share2
11/99    0.08
12/99    0.077
1/00     0.077
2/00     0.077
3/00     0.0745
4/00     0.0745
5/00     0.0745
6/00     0.0715
7/00     0.0715
8/00     0.0715
9/00     0.0715
10/00    0.0715


LINE CHART:
Share Price Performance
11/5/99   13.5
          13
          12.94
          12.75
          12.38
          11.5
          11.88
          11.69
          12.25
          12.13
          12.13
          12.75
          13.06
          13.06
          12.69
          12.75
          12.56
          12.19
          11.88
          12.25
          12.75
          12.81
          12.5
          12.31
          12.44
          12.13
          11.75
          11.88
          12.19
          12.5
          12.19
          12.25
          12.31
          12.63
          12.81
          12.94
          12.88
          12.94
          12.94
          12.94
          13.06
          13.13
          13.25
          13.5
          13.25
          13.25
          13.06
          12.88
          12.63
          12.56
10/31/00  12.75
Weekly Closing Price
Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 31%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 1999 of $0.0038 per share.

Nuveen Select Quality Municipal Fund, Inc.

Performance
   OVERVIEW As of October 31, 2000

NQS


PORTFOLIO STATISTICS
--------------------------------------------------
Inception Date                                3/91
--------------------------------------------------
Share Price                               $13 1/16
--------------------------------------------------
Net Asset Value                             $14.48
--------------------------------------------------
Market Yield                                 6.80%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.86%
--------------------------------------------------
Fund Net Assets ($000)                    $769,683
--------------------------------------------------
Average Effective Maturity (Years)           19.43
--------------------------------------------------
Leverage-Adjusted Duration                   10.35
--------------------------------------------------

ANNUALIZED TOTAL RETURN
--------------------------------------------------
                      On Share Price        On NAV
--------------------------------------------------
1-Year                         6.85%        10.02%
--------------------------------------------------
5-Year                         4.22%         5.52%
--------------------------------------------------
Since Inception                5.44%         7.26%
--------------------------------------------------

TOP FIVE SECTORS (AS A % OF TOTAL INVESTMENTS)
--------------------------------------------------
U.S. Guaranteed                                19%
--------------------------------------------------
Tax Obligation/Limited                         13%
--------------------------------------------------
Tax Obligation/General                         12%
--------------------------------------------------
Housing Single Family                          12%
--------------------------------------------------
Utilities                                      10%
--------------------------------------------------

BAR CHART:
1999-2000 Monthly Tax-Free Dividends Per Share2
11/99    0.0795
12/99    0.0795
1/00     0.0795
2/00     0.0795
3/00     0.077
4/00     0.077
5/00     0.077
6/00     0.074
7/00     0.074
8/00     0.074
9/00     0.074
10/00    0.074



LINE CHART:
Share Price Performance
11/5/99   13.19
          13.19
          13.13
          13
          12.5
          11.75
          12
          12.06
          12.5
          12.5
          12.56
          13.19
          13.44
          13.25
          13.25
          13.19
          12.81
          12.13
          12.38
          12.5
          13
          12.94
          12.81
          12.44
          12.5
          12.5
          12.13
          12.25
          12.69
          12.69
          12.5
          12.56
          12.44
          12.94
          13.13
          13.06
          13.13
          13.06
          13
          13.13
          13.31
          13.31
          13.63
          13.75
          13.56
          13.44
          13.31
          13.06
          12.75
          12.56
10/31/00  13

Weekly Closing Price
Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 31%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 1999 of $0.0060 per share.

Nuveen Quality Income Municipal Fund, Inc.

Performance
   OVERVIEW As of October 31, 2000

NQU


PORTFOLIO STATISTICS
--------------------------------------------------
Inception Date                                6/91
--------------------------------------------------
Share Price                                $13 1/8
--------------------------------------------------
Net Asset Value                             $14.53
--------------------------------------------------
Market Yield                                 6.95%
--------------------------------------------------
Taxable-Equivalent Yield1                   10.07%
--------------------------------------------------
Fund Net Assets ($000)                  $1,239,829
--------------------------------------------------
Average Effective Maturity (Years)           17.25
--------------------------------------------------
Leverage-Adjusted Duration                    9.33
--------------------------------------------------

ANNUALIZED TOTAL RETURN
--------------------------------------------------
                      On Share Price        On NAV
--------------------------------------------------
1-Year                         0.73%         8.37%
--------------------------------------------------
5-Year                         4.38%         5.56%
--------------------------------------------------
Since Inception                5.44%         7.30%
--------------------------------------------------

TOP FIVE SECTORS (AS A % OF TOTAL INVESTMENTS)
--------------------------------------------------
U.S. Guaranteed                                29%
--------------------------------------------------
Transportation                                 13%
--------------------------------------------------
Tax Obligation/General                         11%
--------------------------------------------------
Utilities                                       9%
--------------------------------------------------
Water and Sewer                                 8%
--------------------------------------------------

BAR CHART:
1999-2000 Monthly Tax-Free Dividends Per Share
11/99    0.0855
12/99    0.0825
1/00     0.0825
2/00     0.0825
3/00     0.08
4/00     0.08
5/00     0.08
6/00     0.076
7/00     0.076
8/00     0.076
9/00     0.076
10/00    0.076


LINE CHART:
Share Price Performance
11/5/99   14
          13.81
          13.88
          13.56
          12.75
          12.38
          12.38
          12.19
          12.81
          12.69
          12.56
          13.19
          13.63
          13.5
          13.31
          13.25
          13.13
          12.38
          12.38
          12.75
          13.06
          13.69
          13.25
          12.75
          12.75
          12.88
          12.56
          12.81
          13.06
          13.19
          12.88
          12.75
          12.75
          13.25
          13.38
          13.44
          13.5
          13.5
          13.13
          13.38
          13.5
          13.38
          13.63
          13.81
          13.63
          13.56
          13.44
          13.38
          13.25
          12.81
10/31/00  13.19
Weekly Closing Price
Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 31%.

Nuveen Premier Municipal Income Fund, Inc.
Performance
   OVERVIEW As of October 31, 2000

NPF


PORTFOLIO STATISTICS
--------------------------------------------------
Inception Date                               12/91
--------------------------------------------------
Share Price                                $13 5/8
--------------------------------------------------
Net Asset Value                             $14.42
--------------------------------------------------
Market Yield                                 6.74%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.77%
--------------------------------------------------
Fund Net Assets ($000)                    $454,103
--------------------------------------------------
Average Effective Maturity (Years)           14.32
--------------------------------------------------
Leverage-Adjusted Duration                   11.28
--------------------------------------------------

ANNUALIZED TOTAL RETURN
--------------------------------------------------
                      On Share Price        On NAV
--------------------------------------------------
1-Year                         9.71%         8.22%
--------------------------------------------------
5-Year                         5.36%         5.56%
--------------------------------------------------
Since Inception                5.72%         7.13%
--------------------------------------------------

TOP FIVE SECTORS (AS A % OF TOTAL INVESTMENTS)
--------------------------------------------------
U.S. Guaranteed                                30%
--------------------------------------------------
Housing Multifamily                            15%
--------------------------------------------------
Tax Obligation/Limited                         12%
--------------------------------------------------
Tax Obligation/General                         11%
--------------------------------------------------
Education and Civic Organizations               7%
--------------------------------------------------

BAR CHART:
1999-2000 Monthly Tax-Free Dividends Per Share
11/99    0.0805
12/99    0.0805
1/00     0.0805
2/00     0.0805
3/00     0.0805
4/00     0.0805
5/00     0.0805
6/00     0.0765
7/00     0.0765
8/00     0.0765
9/00     0.0765
10/00    0.0765


LINE CHART:
Share Price Performance
11/5/99         14.25
                13.94
                13.81
                13.56
                13.75
                12.38
                12.75
                12.56
                13
                13.38
                13.5
                13.63
                14.06
                14
                13.81
                13.75
                13.75
                13.38
                13.44
                13.44
                13.56
                13.88
                13.75
                13.5
                13.5
                13.25
                13
                12.75
                13
                13.06
                13
                12.88
                12.81
                13.13
                13.5
                13.5
                13.38
                13.31
                13.25
                13.75
                13.94
                13.94
                14.13
                14
                13.69
                13.69
                13.88
                13.44
                13.56
                13.13
10/31/00        13.38

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 31%.


Shareholder
           MEETING REPORT

The annual shareholder meeting was held on July 26, 2000, at the Northern Trust
Bank, Chicago, Illinois.



                                                                                   NQM
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE DIRECTORS WAS REACHED AS FOLLOWS:
                                                      Preferred         Preferred         Preferred        Preferred       Preferred
                                        Common           Shares            Shares            Shares           Shares          Shares
                                        Shares         Series-M          Series-T          Series-W        Series-TH        Series-F
====================================================================================================================================
Robert P. Bremner
   For                              31,739,709            2,003             2,088             1,896            1,770           2,140
   Withhold                            382,651               23                 3                --               16              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            32,122,360            2,026             2,091             1,896            1,786           2,140
====================================================================================================================================
Lawrence H. Brown
   For                              31,736,713            2,003             2,088             1,896            1,786           2,140
   Withhold                            385,647               23                 3                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            32,122,360            2,026             2,091             1,896            1,786           2,140
====================================================================================================================================
Anne E. Impellizzeri
   For                              31,710,771            2,003             2,088             1,896            1,770           2,140
   Withhold                            411,589               23                 3                --               16              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            32,122,360            2,026             2,091             1,896            1,786           2,140
====================================================================================================================================
Peter R. Sawers
   For                              31,742,456            2,003             2,088             1,896            1,786           2,140
   Withhold                            379,904               23                 3                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            32,122,360            2,026             2,091             1,896            1,786           2,140
====================================================================================================================================
Judith M. Stockdale
   For                              31,724,278            2,003             2,088             1,896            1,780           2,140
   Withhold                            398,082               23                 3                --                6              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            32,122,360            2,026             2,091             1,896            1,786           2,140
====================================================================================================================================
William J. Schneider
   For                                      --            2,003             2,088             1,896            1,786           2,140
   Withhold                                 --               23                 3                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    --            2,026             2,091             1,896            1,786           2,140
====================================================================================================================================
Timothy R. Schwertfeger
   For                                      --            2,003             2,088             1,896            1,786           2,140
   Withhold                                 --               23                 3                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    --            2,026             2,091             1,896            1,786           2,140
====================================================================================================================================
RATIFICATION OF AUDITORS WAS REACHED AS FOLLOWS:
   For                              31,703,008            2,026             2,089             1,896            1,786           2,110
   Against                             148,341               --                 2                --               --              --
   Abstain                             271,011               --                --                --               --              30
------------------------------------------------------------------------------------------------------------------------------------
   Total                            32,122,360            2,026             2,091             1,896            1,786           2,140
====================================================================================================================================



                                                                                   NQS
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE DIRECTORS WAS REACHED AS FOLLOWS:
                                                      Preferred         Preferred         Preferred        Preferred       Preferred
                                        Common           Shares            Shares            Shares           Shares          Shares
                                        Shares         Series-M          Series-T          Series-W        Series-TH        Series-F
====================================================================================================================================
Robert P. Bremner
   For                              30,613,090            1,795             1,907             2,409            1,510           2,574
   Withhold                            420,329               20                --                 6                2              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            31,033,419            1,815             1,907             2,415            1,512           2,574
====================================================================================================================================
Lawrence H. Brown
   For                              30,616,968            1,795             1,907             2,409            1,510           2,574
   Withhold                            416,451               20                --                 6                2              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            31,033,419            1,815             1,907             2,415            1,512           2,574
====================================================================================================================================
Anne E. Impellizzeri
   For                              30,590,789            1,795             1,907             2,409            1,510           2,574
   Withhold                            442,630               20                --                 6                2              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            31,033,419            1,815             1,907             2,415            1,512           2,574
====================================================================================================================================
Peter R. Sawers
   For                              30,603,434            1,795             1,907             2,409            1,510           2,570
   Withhold                            429,985               20                --                 6                2               4
------------------------------------------------------------------------------------------------------------------------------------
   Total                            31,033,419            1,815             1,907             2,415            1,512           2,574
====================================================================================================================================
Judith M. Stockdale
   For                              30,599,263            1,795             1,907             2,409            1,510           2,570
   Withhold                            434,156               20                --                 6                2               4
------------------------------------------------------------------------------------------------------------------------------------
   Total                            31,033,419            1,815             1,907             2,415            1,512           2,574
====================================================================================================================================
William J. Schneider
   For                                      --            1,795             1,907             2,409            1,510           2,574
   Withhold                                 --               20                --                 6                2              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    --            1,815             1,907             2,415            1,512           2,574
====================================================================================================================================
Timothy R. Schwertfeger
   For                                      --            1,795             1,907             2,409            1,510           2,574
   Withhold                                 --               20                --                 6                2              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    --            1,815             1,907             2,415            1,512           2,574
====================================================================================================================================
RATIFICATION OF AUDITORS WAS REACHED AS FOLLOWS:
   For                              30,618,473            1,803             1,907             2,415            1,510           2,574
   Against                             159,504               --                --                --               --              --
   Abstain                             255,442               12                --                --                2              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            31,033,419            1,815             1,907             2,415            1,512           2,574
====================================================================================================================================





Shareholder MEETING REPORT (continued)
        The annual shareholder meeting was held on July 26, 2000, at the Northern Trust Bank, Chicago, Illinois.


                                                                           NQU
------------------------------------------------------------------------------------------------------------------------------------
Approval of the Directors was reached as follows:
                                     Preferred        Preferred         Preferred         Preferred        Preferred       Preferred
                      Common            Shares           Shares            Shares            Shares           Shares          Shares
                      Shares          Series-M         Series-T          Series-W         Series-W2        Series-TH        Series-F
====================================================================================================================================
Robert P. Bremner
   For            48,570,296             2,749            2,648             2,447             1,784            3,318           2,576
   Withhold          726,510                 1                6                --                20               29               9
------------------------------------------------------------------------------------------------------------------------------------
   Total          49,296,806             2,750            2,654             2,447             1,804            3,347           2,585
====================================================================================================================================
Lawrence H. Brown
   For            48,562,773             2,749            2,648             2,447             1,784            3,317           2,576
   Withhold          734,033                 1                6                --                20               30               9
------------------------------------------------------------------------------------------------------------------------------------
   Total          49,296,806             2,750            2,654             2,447             1,804            3,347           2,585
====================================================================================================================================
Anne E. Impellizzeri
   For            48,530,141             2,749            2,648             2,447             1,784            3,318           2,576
   Withhold          766,665                 1                6                --                20               29               9
------------------------------------------------------------------------------------------------------------------------------------
   Total          49,296,806             2,750            2,654             2,447             1,804            3,347           2,585
====================================================================================================================================
Peter R. Sawers
   For            48,565,742             2,749            2,648             2,447             1,784            3,317           2,576
   Withhold          731,064                 1                6                --                20               30               9
------------------------------------------------------------------------------------------------------------------------------------
   Total          49,296,806             2,750            2,654             2,447             1,804            3,347           2,585
====================================================================================================================================
Judith M. Stockdale
   For            48,546,514             2,749            2,648             2,446             1,784            3,314           2,568
   Withhold          750,292                 1                6                 1                20               33              17
------------------------------------------------------------------------------------------------------------------------------------
   Total          49,296,806             2,750            2,654             2,447             1,804            3,347           2,585
====================================================================================================================================
William J. Schneider
   For                    --             2,749            2,648             2,447             1,784            3,318           2,576
   Withhold               --                 1                6                --                20               29               9
------------------------------------------------------------------------------------------------------------------------------------
   Total                  --             2,750            2,654             2,447             1,804            3,347           2,585
====================================================================================================================================
Timothy R. Schwertfeger
   For                    --             2,749            2,648             2,447             1,784            3,318           2,576
   Withhold               --                 1                6                --                20               29               9
------------------------------------------------------------------------------------------------------------------------------------
   Total                  --             2,750            2,654             2,447             1,804            3,347           2,585
====================================================================================================================================
RATIFICATION OF AUDITORS WAS REACHED AS FOLLOWS:
   For            48,680,223             2,747            2,631             2,447             1,784            3,314           2,580
   Against           174,374                 2               --                --                --                4              --
   Abstain           442,209                 1               23                --                20               29               5
------------------------------------------------------------------------------------------------------------------------------------
   Total          49,296,806             2,750            2,654             2,447             1,804            3,347           2,585
====================================================================================================================================




                                                                                                      NPF
------------------------------------------------------------------------------------------------------------------------------------

Approval of the Directors was reached as follows:

                                                                                          Preferred        Preferred       Preferred
                                                                           Common            Shares           Shares          Shares
                                                                           Shares          Series-M         Series-T       Series-TH
====================================================================================================================================
Robert P. Bremner
   For                                                                 17,842,160               990            2,520           2,035
   Withhold                                                               415,270                --               41               7
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               18,257,430               990            2,561           2,042
====================================================================================================================================
Lawrence H. Brown
   For                                                                 17,837,992               990            2,520           2,035
   Withhold                                                               419,438                --               41               7
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               18,257,430               990            2,561           2,042
====================================================================================================================================
Anne E. Impellizzeri
   For                                                                 17,827,823               990            2,520           2,035
   Withhold                                                               429,607                --               41               7
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               18,257,430               990            2,561           2,042
====================================================================================================================================
Peter R. Sawers
   For                                                                 17,837,894               990            2,520           2,035
   Withhold                                                               419,536                --               41               7
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               18,257,430               990            2,561           2,042
====================================================================================================================================
Judith M. Stockdale
   For                                                                 17,836,115               990            2,520           2,035
   Withhold                                                               421,315                --               41               7
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               18,257,430               990            2,561           2,042
====================================================================================================================================
William J. Schneider
   For                                                                         --               990            2,520           2,035
   Withhold                                                                    --                --               41               7
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                       --               990            2,561           2,042
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                         --               990            2,520           2,035
   Withhold                                                                    --                --               41               7
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                       --               990            2,561           2,042
====================================================================================================================================
 Ratification of auditors was reached as follows:
   For                                                                 17,897,865               989            2,502           2,039
   Against                                                                 77,432                --               --              --
   Abstain                                                                282,133                 1               59               3
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               18,257,430               990            2,561           2,042
====================================================================================================================================


Report of
      INDEPENDENT AUDITORS


THE BOARD OF DIRECTORS AND SHAREHOLDERS
NUVEEN INVESTMENT QUALITY MUNICIPAL FUND, INC.
NUVEEN SELECT QUALITY MUNICIPAL FUND, INC.
NUVEEN QUALITY INCOME MUNICIPAL FUND, INC.
NUVEEN PREMIER MUNICIPAL INCOME FUND, INC.


We have audited the accompanying statements of net assets, including the portfolios of investments, of Nuveen Investment Quality Municipal Fund, Inc., Nuveen Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc. and Nuveen Premier Municipal Income Fund, Inc. as of October 31, 2000, and the related statements of operations, changes in net assets and the financial highlights for the years indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Investment Quality Municipal Fund, Inc., Nuveen Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc. and Nuveen Premier Municipal Income Fund, Inc. at October 31, 2000, and the results of their operations, changes in their net assets and financial highlights for the years indicated therein in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP
Ernst & Young LLP


Chicago, Illinois
December 12, 2000


                            Nuveen Investment Quality Municipal Fund, Inc. (NQM)

                            Portfolio of
                                       INVESTMENTS October 31, 2000


    PRINCIPAL                                                                             OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 2.7%

$      22,225   Jefferson County, Alabama, Sewer Revenue Capital Improvement                2/09 at 101          AAA   $  22,282,563
                 Warrants, Series 1999-A, 5.750%, 2/01/38


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 3.0%

       14,850   Alaska Housing Finance Corporation, General Housing Purpose Bonds,          6/04 at 102          Aa2      14,987,363
                 1994 Series A, 5.400%, 12/01/13

       10,000   Northern Tobacco Securitization Corporation, Alaska, Tobacco                6/10 at 100          Aa3       9,927,000
                 Settlement Asset-Backed Bonds, Series 2000,  6.500%, 6/01/31


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.6%

        5,255   Arkansas Development Finance Authority, Home Mortgage Revenue           7/08 at 101 1/2          AAA       5,095,668
                 Bonds, 1998 Series A, 5.150%, 7/01/17


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 11.8%

        9,245   Alameda County Public Facilities Corporation, California, Certificates      9/06 at 102          AAA       9,770,948
                 of Participation (1991 Financing Project), 6.000%, 9/01/21

       22,400   California Health Facilities Financing Authority, Kaiser Permanente,        5/03 at 102            A      21,592,928
                 Revenue Bonds, 1993 Series C, 5.600%, 5/01/33

        5,925   State Public Works Board of the State of California, Lease Revenue          6/03 at 102          Aa2       5,949,648
                 Refunding Bonds (The Regents of the University of California),
                 1993 Series A (Various University of California Projects),
                 5.500%, 6/01/21

        9,740   Huntington Park Redevelopment Agency, Single Family Residential            No Opt. Call          AAA      13,050,821
                 Mortgage Revenue Refunding Bonds, 1986 Series A,
                 8.000%, 12/01/19

        4,000   City of Loma Linda, California, Hospital Revenue Bonds (Loma               12/03 at 102          N/R       3,607,200
                 Linda University Medical Center Project), Series 1993-A,
                 6.500%, 12/01/18

        5,000   Department of Water and Power of the City of Los Angeles,                   5/03 at 102          AAA       4,297,750
                 California, Water Works Refunding Revenue Bonds, Second
                 Issue of 1993, 4.500%, 5/15/23

        1,030   Natomas Unified School District, County of Sacramento,                     No Opt. Call          AAA       1,123,483
                 California, 1999 Refunding General Obligation Bonds,
                 5.950%, 9/01/21

       15,770   Ontario Redevelopment Financing Authority, San Bernardino                  No Opt. Call          AAA      20,167,307
                 County, California, 1995 Revenue Refunding Bonds (Ontario
                 Redevelopment Project No.1), 7.400%, 8/01/25

       13,145   City of Perris, California, Single Family Mortgage Revenue                 No Opt. Call          AAA      17,066,285
                 Bonds (GNMA Mortgage-Backed Securities), 1988 Series B,
                 8.200%, 9/01/23 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 7.9%

        4,940   Castle Pines Metropolitan District, Douglas County, Colorado,              12/00 at 102          AAA       5,051,595
                 General Obligation Refunding and Improvement Bonds,
                 Series 1990, 7.625%, 12/01/15 (Pre-refunded to 12/01/00)

        1,595   Colorado Housing Finance Authority, Single Family Program Senior            5/06 at 105          Aa2       1,685,437
                 Bonds, 1996 Series B, 7.450%, 11/01/27

                City and County of Denver, Colorado, Airport System Revenue
                Bonds, Series 1991A:
          820    8.000%, 11/15/25 (Alternative Minimum Tax)                                11/01 at 100          Aaa         849,553
                 (Pre-refunded to 11/15/01)
        2,265    8.000%, 11/15/25 (Alternative Minimum Tax)                                11/01 at 100            A       2,327,514

       28,875   City and County of Denver, Colorado, Airport System Revenue                11/08 at 101          AAA      26,249,974
                 Bonds, Series 1998B, 5.000%, 11/15/25

       12,450   City and County of Denver, Colorado, Airport System Revenue                11/10 at 100          AAA      12,823,251
                 Refunding Bonds, Series 2000A, 6.000%, 11/15/19
                 (Alternative Minimum Tax)

        6,200   City and County of Denver, Colorado, Special Facilities Airport            10/02 at 102         Baa3       6,249,476
                 Revenue Bonds (United Air Lines Project), Series 1992A,
                 6.875%, 10/01/32 (Alternative Minimum Tax)

        7,865   Colorado Springs School District No. 11, El Paso County, Colorado,         12/07 at 125          AA-       9,529,549
                 General Obligation Improvement Bonds, Series 1996,
                 7.125%, 12/01/21

15


                            Nuveen Investment Quality Municipal Fund, Inc. (NQM) (continued)

                                    Portfolio of INVESTMENTS October 31, 2000

    PRINCIPAL                                                                             OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONNECTICUT - 2.7%

$       6,770   State of Connecticut, General Obligation Bonds, 2000 Series B,              6/10 at 100           AA   $   7,156,702
                 5.875%, 6/15/16

        9,070   Connecticut Housing Finance Authority, Housing Mortgage                    11/07 at 102           AA       9,057,302
                 Finance Program Bonds, 1997 Series C, 5.850%, 11/15/28
                 (Alternative Minimum Tax)

        6,280   Connecticut Housing Finance Authority, Housing Mortgage Finance             5/06 at 102           AA       6,427,580
                 Program Bonds, 1996 Series D, Subseries D-2, 6.200%, 11/15/27
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 3.7%

        2,500   District of Columbia, General Obligation Bonds, Series 1998B,              No Opt. Call          AAA       2,674,300
                 6.000%, 6/01/16

        4,600   District of Columbia Housing Finance Agency, Collateralized                12/00 at 102          AAA       4,698,486
                 Single Family Mortgage Revenue Bonds, Series 1990A,
                 8.100%, 12/01/23 (Alternative Minimum Tax)

       23,645   District of Columbia Water and Sewer Authority, Public Utility              4/09 at 160          AAA      23,567,444
                 Revenue Bonds, Series 1998, 5.500%, 10/01/23


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 1.2%

        4,000   Hillsborough County Port District, Florida (Tampa Port Authority),         12/00 at 102      Baa1***       4,092,040
                 Revenue Bonds, Series 1990, 8.250%, 6/01/09
                 (Pre-refunded to 12/01/00)

        7,500   City of Miami Beach Health Facilities Authority, Hospital                  11/08 at 101         BBB-       5,830,800
                 Revenue Bonds, Series 1998 (Mount Sinai Medical Center
                 of Florida Project), 5.375%, 11/15/28


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 3.6%

       17,500   City of Atlanta, Georgia, Airport General Revenue and Refunding             1/10 at 101          AAA      17,505,775
                 Bonds, Series 2000A, 5.600%, 1/01/30

        2,250   Municipal Electric Authority of Georgia, Project One Special               No Opt. Call            A       2,504,295
                 Obligation Bonds, Fourth Crossover Series, 6.500%, 1/01/20

       10,000   Development Authority of Monroe County (Georgia), Pollution                 4/01 at 101           A+      10,109,500
                 Control Revenue Bonds (Georgia Power Company Plant Scherer
                 Project), Second Series 1994, 6.750%, 10/01/24


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 6.0%

        4,705   Village of Bourbonnais, Illinois, Industrial Project Revenue Bonds          3/10 at 101           AA       4,913,902
                 (Olivet Nazarene University Project), Series 2000,
                 6.250%, 3/01/20

        7,500   Community College District No. 508, Cook County, Illinois,                 No Opt. Call          AAA       9,081,300
                 Certificates of Participation, 8.750%, 1/01/07

        2,110   Illinois Development Finance Authority, Local Government                    1/11 at 100          Aaa       2,212,082
                 Program Revenue Bonds, Series 2000 (Elmhurst Community
                 Unit School District Number 205 Project), 6.000%, 1/01/19

       11,825   School District Number 46, Kane, Cook and DuPage Counties,                 No Opt. Call          Aaa      14,590,631
                 Illinois (Elgin School District Number U-46), School Bonds,
                 Series 1997, 7.800%, 1/01/12

        5,900   Community Unit School District Number 7, Madison County,                   No Opt. Call          AAA       6,340,730
                 Illinois, School Building Bonds, Series 1994, 5.850%, 2/01/13

        3,585   City of Pekin, Illinois, Multifamily Housing Refunding Revenue              5/03 at 103          AAA       3,697,999
                 Bonds, Series 1992A (FHA-Insured Mortgage Loan -
                 Section 8 Assisted Project), 6.875%, 5/01/22

        1,140   City of Peoria, Peoria County, City of Pekin, Tazewell and Peoria           2/01 at 103           AA       1,171,806
                 Counties and City of Waukegan, Lake County (Illinois) Jointly,
                 GNMA Collateralized Mortgage Revenue Bonds, Series 1990,
                 7.875%, 8/01/22 (Alternative Minimum Tax)

        5,390   Regional Transportation Authority, Cook, DuPage, Kane, Lake,               No Opt. Call          AAA       6,687,265
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1992A, 9.000%, 6/01/07

          860   Regional Transportation Authority, Cook, DuPage, Kane, Lake,               No Opt. Call          AAA       1,066,985
                 McHenry and Will Counties, Illinois, General Obligation
                 Bonds, Series 1992B, 9.000%, 6/01/07


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 2.1%

        5,530   Allen County Jail Building Corporation, Indiana, First Mortgage             4/11 at 101          Aa3       5,629,319
                 Bonds, Series 2000, 5.750%, 4/01/20

        6,000   Hospital Authority of Delaware County (Indiana), Hospital                   8/01 at 102          AAA       6,214,980
                 Revenue Bonds, Series 1991 (Ball Memorial Hospital),
                 6.625%, 8/01/16 (Pre-refunded to 8/01/01)

        5,065   Metropolitan School District of Steuben County K-5 Building                 7/10 at 101          AAA       5,332,736
                 Corporation, First Mortgage Bonds, Indiana, Series 2000 Bonds,
                 6.125%, 1/15/21

16

    PRINCIPAL                                                                             OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                IOWA - 0.6%

$       5,290   Iowa Finance Authority, Abbey Healthcare Mortgage Revenue              11/10 at 103 1/2          Aaa   $   5,309,467
                 Bonds, Series 2000A, GNMA Guaranteed, 6.200%, 5/20/42
                 (WI, settling 12/22/00)


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 1.3%

        4,070   Sedgwick County, Kansas and Shawnee County, Kansas, Single                 No Opt. Call          Aaa       4,659,702
                 Family Mortgage Revenue Bonds (Mortgaged-Backed
                 Securities Program), 1997 Series A-1, 6.950%, 6/01/29
                 (Alternative Minimum Tax)

        4,640   City of Topeka, Kansas, Variable Rate Demand Industrial Revenue             8/16 at 100          AAA       6,215,373
                 Refunding Bonds, Series 1988 (Sunwest Hotel Corporation
                 Project), 9.500%, 10/01/16 (Alternative Minimum Tax)
                 (Pre-refunded to 8/15/16)


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 2.2%

        2,000   Jefferson County, Kentucky, Health Facilities Revenue                       1/07 at 102          AAA       2,003,060
                 Refunding Bonds (Jewiah Hospital Healthcare Services Inc.),
                 Series 1996, 5.700%, 1/01/21

       12,500   County of Jefferson, Kentucky, Pollution Control Revenue Bonds,             4/05 at 102          AAA      12,671,375
                 1995 Series A (Louisville Gas and Electric Company Project),
                 5.900%, 4/15/23

        3,700   County of Warren, Kentucky, Hospital Revenue Bonds,                         4/08 at 101          AAA       3,196,689
                 Series 1998 (Bowling Green-Warren County Community
                 Hospital Corporation), 4.875%, 4/01/27


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 3.2%

        4,095   East Baton Rouge Mortgage Finance Authority, Single Family                 10/07 at 102          Aaa       4,102,617
                 Mortgage Revenue Refunding Bonds (GNMA and FNMA
                 Mortgage-Backed Securities Program), Series 1997D,
                 5.900%, 10/01/30 (Alternative Minimum Tax)

        3,200   Home Mortgage Authority, Parish of Jefferson, Louisiana,                   12/09 at 103          Aaa       3,556,672
                 Single Family Mortgage Revenue Refunding Bonds,
                 Series 2000A-2, 7.500%, 12/01/30 (Alternative Minimum Tax)

        3,320   Louisiana Public Facilities Authority, Extended Care Facilities            No Opt. Call          BBB       3,608,143
                 Revenue Bonds (Comm-Care Corporation Project),
                 Series 1994, 11.000%, 2/01/04

       11,545   Orleans Parish School Board, Public School Refunding Bonds,                No Opt. Call          AAA      14,883,352
                 Series 1987, 9.000%, 2/01/09


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 0.4%

        2,985   Maine State Housing Authority, Mortgage Purchase Bonds,                    10/04 at 102           AA       3,101,415
                 1994 Series C-2, 6.875%, 11/15/23 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 3.9%

       12,500   The Commonwealth of Massachusetts, General Obligation                      10/10 at 100          Aa2      12,827,000
                 Bonds, Consolidated Loan Series 2000C, 5.750%, 10/01/19
                 (WI, settling 11/02/00)

        5,000   The Commonwealth of Massachusetts, General Obligation Bonds,                9/09 at 101          Aa2       5,248,050
                 Series C, Consolidated Loan of 1999, 5.875%, 9/01/17

        5,375   Massachusetts Development Finance Agency, Assisted Living                  12/09 at 102          N/R       5,403,326
                 Revenue Bonds (Prospect House  Apartments), Series 1999,
                 7.000%, 12/01/31 (Alternative Minimum Tax)

        5,160   Massachusetts Health and Educational Facilities Authority,                  1/01 at 102          BBB       5,267,483
                 Revenue Bonds, Goddard Memorial Hospital Issue, Series B,
                 9.000%, 7/01/15

        4,000   Massachusetts Water Resources Authority, General Revenue                    3/03 at 100          AAA       3,728,960
                 Refunding Bonds, 1993 Series B, 5.000%, 3/01/22


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 1.4%

       10,000   City of Detroit, Michigan, Water Supply System Revenue and                 No Opt. Call          AAA      11,393,600
                 Revenue Refunding Bonds, Series 1993, 6.500%, 7/01/15


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 4.1%

        5,000   The County Housing and Redevelopment Authorities of Dakota                 No Opt. Call          AAA       6,738,200
                 and Washington and the City of Bloomington, Minnesota, Single
                 Family Residential Mortgage Revenue Bonds (Mortgage-Backed
                 Program), Series 1988, 8.450%, 9/01/19 (Alternative Minimum Tax)

        3,355   City of Eden Prairie, Minnesota, Multifamily Housing Revenue           11/10 at 103 1/2          Aaa       3,490,542
                 Bonds, Series 2000  (GNMA Collateralized Mortgage Loan -
                 Lincoln Park Project), Series 2000A-1, 6.550%, 11/20/30
                 (WI, settling 11/17/00)

17


                            Nuveen Investment Quality Municipal Fund, Inc. (NQM) (continued)

                                    Portfolio of INVESTMENTS October 31, 2000


    PRINCIPAL                                                                             OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MINNESOTA (continued)

$       2,860   City of Hopkins, Minnesota, Elderly Housing Revenue Refunding               3/04 at 102          AAA   $   3,073,699
                 Bonds (St. Therese Southwest, Inc. Project), Series 1994A,
                 6.500%, 3/01/19 (Pre-refunded to 3/01/04)

       20,000   Minnesota Agricultural and Economic Development Board,                     11/10 at 101            A      20,284,000
                 Health Care System Revenue Bonds, Series 2000A (Fairview
                 Health Services), 6.375%, 11/15/29


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 0.2%

        1,305   Mississippi Housing Finance Corporation, Single Family Mortgage             4/01 at 101          AAA       1,319,890
                 Purchase Revenue Bonds, Series 1989 (GNMA Mortgage-Backed
                 Securities Program), 8.250%, 10/15/18 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 1.2%

        8,075   The Industrial Development Authority of Kansas City, Missouri,              1/07 at 102          AAA       8,100,517
                 Multifamily Housing Revenue Bonds, Series 1997 (Royal Woods
                 Apartments Project), 5.600%, 1/01/30 (Alternative Minimum Tax)
                 (Mandatory put 1/01/10)

        1,865   Missouri Housing Development Commission, Single Family                      3/07 at 105          AAA       2,051,015
                 Mortgage Revenue Bonds (Homeownership Loan Program),
                 1997 Series A-2, 7.300%, 3/01/28 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 2.1%

        3,300   Nebraska Higher Education Loan Program, Inc., Student Loan                  3/04 at 102          AAA       3,388,869
                 Program Revenue Bonds, 1993 Series B, 5.875%, 6/01/14
                 (Alternative Minimum Tax)

       13,330   Nebraska Investment Finance Authority, Single Family Housing            3/05 at 101 1/2          AAA      13,680,312
                 Revenue Bonds, 1995 Series B, 6.450%, 3/01/35
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 1.7%

       14,530   Director of the State of Nevada, Department of Business and                 1/10 at 102          AAA      14,377,871
                 Industry, Las Vegas Monorail Project Revenue Bonds,
                 1st Tier Series 2000, 5.625%, 1/01/34


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 8.3%

        7,770   Metropolitan Transportation Authority, New York, Commuter                   7/07 at 101          AAA       7,507,918
                 Facilities Revenue Bonds, Series 1997C, 5.375%, 7/01/27

                The City of New York, New York, General Obligation Bonds, Fiscal
                1997 Series G:
           95    6.000%, 10/15/26 (Pre-refunded to 10/15/07)                               10/07 at 101         A***         103,619
        9,905    6.000%, 10/15/26                                                          10/07 at 101            A      10,184,222

        7,000   New York City Municipal Water Finance Authority, Water and                  6/06 at 101          AAA       7,062,720
                 Sewer System Revenue Bonds, Fiscal 1996 Series B,
                 5.750%, 6/15/26

        3,300   New York City Municipal Water Finance Authority, Water and                  6/10 at 101           AA       3,630,924
                 Sewer System Revenue Bonds, Fiscal 2000 Series B,
                 6.500%, 6/15/31

        5,000   New York City Transitional Finance Authority, Future Tax                    5/10 at 101           AA       4,937,700
                 Secured Bonds, Fiscal 2000 Series C, 5.500%, 11/01/24

       14,235   Dormitory Authority of the State of New York, City University              No Opt. Call         Baa1      15,151,307
                 System Consolidated Second General Resolution Revenue
                 Bonds, Series 1990D, 8.750%, 7/01/02

       16,445   The Port Authority of New York and New Jersey, Special                     No Opt. Call          AAA      19,359,054
                 Project Bonds, Series 6 (JFK International Air Terminal LLC
                 Project), 7.000%, 12/01/12 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 2.6%

        2,795   Charlotte Mortgage Revenue Refunding Bonds (FHA-Insured                    11/07 at 100          AAA       2,984,194
                 Mortgage - Double Oaks Apartments), 7.350%, 5/15/26

       18,200   North Carolina Eastern Municipal Power Agency, Power System                 1/07 at 102          AAA      18,648,630
                 Revenue Bonds, Refunding Series 1996B, 5.875%, 1/01/21


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 0.2%

        2,000   City of Bismarck, North Dakota, Health Care Revenue Bonds,                  7/08 at 102          AAA       1,761,980
                 Series 1998A (St. Alexius Medical Center), 5.000%, 7/01/28


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 1.0%

        8,650   County of Cuyahoga, Ohio, Hospital Improvement Revenue                      2/09 at 101           A-       8,495,425
                 Bonds, Series 1999 (The Metrohealth System Project),
                 6.150%, 2/15/29

18



    PRINCIPAL                                                                             OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 1.0%

$       8,990   Northern Wasco County Peoples Utility District, Oregon, McNary             12/03 at 102          Aa1   $   8,614,578
                 Dam Fishway Hydroelectric Project Revenue Bonds,
                 Series 1993 (Bonneville Power Administration), 5.200%, 12/01/24


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 0.8%

        6,790   City of Philadelphia, Pennsylvania, Water and Wastewater                    6/03 at 100          AAA       6,543,591
                 Revenue Bonds, Series 1993, 5.000%, 6/15/16


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 3.5%

        4,765   Newport Housing Development Corporation, 1995 Multifamily                   6/03 at 100          AAA       5,007,443
                 Mortgage Revenue Refunding Bonds (Broadway-West
                 Apartments - FHA-Insured Mortgage Section 8 Assisted
                 Project), Series A, 6.800%, 8/01/24

       24,000   Rhode Island Health and Educational Building Corporation,                   5/07 at 102          AAA      24,023,280
                 Hospital Financing Revenue Bonds, Lifespan Obligated
                 Group Issue, Series 1996, 5.750%, 5/15/23


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 6.7%

        3,135   Austin Housing Finance Corporation (Texas), Multifamily                    12/10 at 105          Aaa       3,516,216
                 Housing Revenue Bonds, Series 2000A (GNMA Collateralized
                 Mortgage Loan - Santa Maria Village Project), 7.375%, 6/20/35
                 (Alternative Minimum Tax)

        1,875   The Cameron County Housing Finance Corporation,                             3/01 at 103          AAA       1,932,544
                 GNMA Collateralized Mortgage Revenue Refunding Bonds,
                 1990 Series B, 7.850%, 3/01/24

       18,710   Clear Creek Independent School District, Galveston and Harris               2/10 at 100          AAA      18,557,701
                 Counties, Texas, Unlimited Tax Schoolhouse and Refunding
                 Bonds, Series 2000, 5.500%, 2/15/22

                Dallas Housing Corporation, Refunding and Capital Program
                Revenue Bonds (Section 8 Assisted Projects), Series 1990:
        1,000    7.700%, 8/01/05                                                            2/01 at 102         Baa2       1,020,870
        2,000    7.850%, 8/01/13                                                            2/01 at 102         Baa2       2,041,720

       13,175   Harris County Hospital District, Texas, Refunding Revenue                  No Opt. Call          AAA      14,971,915
                 Bonds, Series 1990, 7.400%, 2/15/10

        2,256   Heart of Texas Housing Finance Corporation, Multifamily Housing             6/10 at 105          AAA       2,527,126
                 Revenue Bonds, Series 2000A (GNMA  Collateralized
                 Mortgage Loan - Robinson Garden Project), 7.375%, 6/20/35
                 (Alternative Minimum Tax)

        3,500   Richardson Hospital Authority, Texas, Hospital Revenue                     12/08 at 101         BBB+       2,817,920
                 Refunding and Improvement Bonds (Baylor/Richardson
                 Medical Center Project), Series 1998, 5.625%, 12/01/28

        3,960   Economic Development Corporation, Stafford, Texas, Sales Tax                9/15 at 100          AAA       3,882,859
                 Revenue Bonds, Series 2000, 5.500%, 9/01/30

        4,000   Texas Health Facilities Development Corporation, Hospital                  11/07 at 102          AAA       3,879,320
                 Revenue Bonds (East Texas Medical Center), Series 1997C,
                 5.600%, 11/01/27


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.2%

        2,000   City of Virginia Beach Development Authority, Multifamily                  10/14 at 102          N/R       1,974,940
                 Housing Revenue Bonds (Residential Rental Hamptons
                 Project), Series 1999, 7.500%, 10/01/39

19


                            Nuveen Investment Quality Municipal Fund, Inc. (NQM) (continued)

                                    Portfolio of INVESTMENTS October 31, 200000

    PRINCIPAL                                                                             OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WASHINGTON - 8.1%

$      17,075   Port of Seattle, Washington, Limited Tax - General Obligation              12/10 at 100          AA+   $  16,928,497
                 Bonds, 2000 Series B, 5.750%, 12/01/25
                 (Alternative Minimum Tax)

       16,750   Port of Seattle, Washington, Revenue Bonds,                                 8/10 at 100          AAA      16,653,185
                 Series 2000A, 5.625%, 2/01/30

       11,320   State of Washington, General Obligation Bonds, Series 1994A,               10/03 at 100          AA+      10,829,278
                 4.750%, 10/01/13

        1,000   Washington Health Care Facilities Authority, Revenue Bonds,                12/09 at 101          AAA         957,400
                 Series 1999 (Providence Services), 5.500%, 12/01/26

       16,060   Washington Public Power Supply System, Nuclear Project                      7/03 at 102          AAA      16,261,553
                 No. 3 Refunding Revenue Bonds, Series 1993B,
                 5.600%, 7/01/15

        4,500   Washington Public Power Supply System, Nuclear Project                      7/03 at 102          Aa1       4,477,092
                 No. 3 Refunding Revenue Bonds, Series 1993C,
                 5.375%, 7/01/15
------------------------------------------------------------------------------------------------------------------------------------
$     792,576   Total Investments (cost $797,300,725) - 100.0%                                                           825,177,192
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.0%                                                                         142,989
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $ 825,320,181
                ====================================================================================================================


                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.



                            Nuveen Select Quality Municipal Fund, Inc. (NQS)

                            Portfolio of
                                       INVESTMENTS October 31, 2000


    PRINCIPAL                                                                             OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ALABAMA - 2.0%

$       2,900   The Water Works Board of the City of Arab (Alabama), Water                  8/01 at 102          AAA   $   3,005,647
                 Revenue Bonds, Series 1991, 7.050%, 8/01/16

                Jefferson County, Alabama, Sewer Revenue Capital Improvement
                Warrants, Series 1999-A:
        8,000    5.375%, 2/01/36                                                            2/09 at 101          AAA       7,602,560
        5,000    5.750%, 2/01/38                                                            2/09 at 101          AAA       5,012,950


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 1.0%

        8,600   Alaska Energy Authority, Power Revenue Refunding Bonds,                     7/09 at 101          AAA       7,896,262
                 Third Series (Bradley Lake Hydroelectric Project),
                 5.000%, 7/01/21


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 1.0%

        2,045   Arkansas Development Finance Authority, Single Family                       8/01 at 103           AA       2,122,669
                 Mortgage Revenue Refunding Bonds,  1991 Series A
                 (FHA-Insured or VA Guaranteed Mortgage Loans),
                 8.000%, 8/15/11

        4,500   City of Little Rock, Arkansas, Hotel and Restaurant Gross                  No Opt. Call            A       5,347,440
                 Receipts Tax Refunding Bonds, Series 1993, 7.375%, 8/01/15


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 0.4%

        3,000   California Health Facilities Financing Authority, Kaiser                   10/08 at 101            A       2,730,120
                 Permanente, Revenue Bonds, Series 1998B, 5.000%, 10/01/20


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 7.6%

       11,000   Colorado Department of Transportation, Transportation Revenue           6/10 at 100 1/2          AAA      11,774,290
                 Anticipation Notes, Series 2000, 6.000%, 6/15/15

        9,250   Colorado Health Facilities Authority, Revenue Bonds,                        7/06 at 102            A       8,460,143
                 1994 Series A, Kaiser Permanente, Remarketed,
                 5.350%, 11/01/16

                City and County of Denver, Colorado, Airport System Revenue
                Bonds, Series 1992C:
        2,560    6.750%, 11/15/22 (Alternative Minimum Tax)                                11/02 at 102          Aaa       2,717,978
                 (Pre-refunded to 11/15/02)
        9,590    6.750%, 11/15/22 (Alternative Minimum Tax)                                11/02 at 102            A      10,009,467

        5,305   City and County of Denver, Colorado, Airport System Revenue                11/01 at 102          Aaa       5,636,297
                 Bonds, Series 1991A, 8.750%, 11/15/23 (Alternative
                 Minimum Tax) (Pre-refunded to 11/15/01)

                City and County of Denver, Colorado, Airport System Revenue
                Bonds, Series 1991D:
        1,040    7.750%, 11/15/21 (Alternative Minimum Tax)                                11/01 at 102          Aaa       1,094,746
                 (Pre-refunded to 11/15/01)
        3,960    7.750%, 11/15/21 (Alternative Minimum Tax)                                11/01 at 102            A       4,136,022

       14,000   City and County of Denver, Colorado, Airport System Revenue                11/10 at 100          AAA      13,783,000
                 Refunding Bonds, Series 2000A, 5.625%, 11/15/23
                 (Alternative Minimum Tax)

          605   Jefferson County, Colorado, Single Family Revenue Refunding                 4/01 at 103          AAA         625,631
                 Bonds, Series 1991A, 8.875%, 10/01/13


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 3.2%

        7,195   City of Bridgeport, Connecticut, General Obligation Bonds,                  7/10 at 101          AAA       7,669,582
                 2000 Series A, 6.000%, 7/15/16

        7,145   Connecticut Development Authority, Health Facility Refunding                8/01 at 103       N/R***       7,651,652
                 Revenue Bonds, Alzheimers Resource Center of Connecticut,
                 Inc. Project, Series 1991A, 10.000%, 8/15/21
                 (Pre-refunded to 8/15/01)

        9,785   Connecticut Development Authority, Health Facility Refunding                8/04 at 102          N/R       8,990,164
                 Revenue Bonds, Alzheimers Resource Center of Connecticut,
                 Inc. Project, Series 1994A, 7.250%, 8/15/21


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 1.8%

                District of Columbia, Washington D.C., General Obligation Bonds,
                Series 1998B:
        5,000    6.000%, 6/01/19                                                           No Opt. Call          AAA       5,321,550
        7,265    5.250%, 6/01/26                                                            6/08 at 101          AAA       6,831,933

        1,425   District of Columbia Housing Finance Agency, Collateralized                12/00 at 102          AAA       1,455,509
                 Single Family Mortgage Revenue Bonds, Series 1990A,
                 8.100%, 12/01/23 (Alternative Minimum Tax)

21



                            Nuveen Select Quality Municipal Fund, Inc. (NQS) (continued)

                                    Portfolio of INVESTMENTS October 31, 2000


    PRINCIPAL                                                                             OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                FLORIDA - 1.1%

                Lee County, Florida, Airport Revenue Bonds, Series 2000A:
$       3,075    5.875%, 10/01/18 (Alternative Minimum Tax)                                10/10 at 101          AAA   $   3,187,699
        4,860    5.875%, 10/01/19 (Alternative Minimum Tax)                                10/10 at 101          AAA       5,021,935


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 2.2%

       16,000   Department of Budget and Finance of the State of Hawaii,                    7/01 at 102          AAA      16,655,520
                 Special Purpose Revenue Bonds, Kapiolani Health Care
                 System Obligated Group (Pali Momi Medical Center Project),
                 Series 1991, 7.650%, 7/01/19 (Pre-refunded to 7/01/01)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 9.4%

        5,000   City of Chicago (Illinois), General Obligation Bonds, Project               1/06 at 102          AAA       4,652,750
                 and Refunding Series 1995B, 5.125%, 1/01/25

        5,865   City of Chicago (Illinois), General Obligation Bonds                        7/10 at 101          AAA       6,399,888
                 (Neighborhoods Alive 21 Program), Series 2000A,
                 6.500%, 1/01/35

                Chicago School Reform Board of Trustees of the Board of
                Education of the City of Chicago, Illinois, Unlimited Tax
                General Obligation Bonds (Dedicated Tax Revenues), Series 1997:
        4,000    5.750%, 12/01/20                                                          12/07 at 102          AAA       4,066,240
       10,000    5.750%, 12/01/27                                                          12/07 at 102          AAA      10,052,800

       12,555   Chicago School Reform Board of Trustees of the Board of                    12/07 at 102          AAA      11,822,290
                 Education of the City of Chicago, Illinois, Unlimited Tax
                 General Obligation Bonds (Dedicated Tax Revenues),
                 Series 1997A, 5.250%, 12/01/27

       30,000   Chicago School Reform Board of Trustees of the Board of                    No Opt. Call          AAA       6,918,300
                 Education of the City of Chicago, Illinois, Unlimited Tax
                 General Obligation Bonds (Dedicated Tax Revenues),
                 Series 1998A, 0.000%, 12/01/25

                Illinois Development Finance Authority, Multifamily Housing
                Bonds, Series 1990 (Affordable Housing Preservation Foundation
                Project), Subseries A (FHA-Insured Mortgage Loans - Lawless
                Gardens Project):
          775    7.650%, 7/01/07                                                            1/02 at 105          AAA         824,817
        6,780    7.650%, 12/31/31                                                           1/02 at 105          AAA       7,226,192

        1,585   Illinois Housing Development Authority, Multifamily Housing                 7/01 at 102           A+       1,633,343
                 Bonds, 1991 Series C, 7.400%, 7/01/23

                The County of St. Clair, Illinois, General Obligation Bonds
                (Alternate Revenue Source), Series 1999:
        3,240    5.625%, 10/01/12                                                          10/09 at 102          AAA       3,393,349
        4,410    5.625%, 10/01/13                                                          10/09 at 102          AAA       4,592,398
        5,285    5.500%, 10/01/14                                                          10/09 at 102          AAA       5,408,933
        5,930    5.500%, 10/01/15                                                          10/09 at 102          AAA       6,039,349


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 2.6%

        8,640   Avon Community School Building Corporation, First Mortgage                  7/04 at 101          AAA       8,655,120
                 Bonds, Series 1994 (Hendricks County), 5.500%, 1/01/16

        4,955   Beacon Heights Housing Development Corporation,                             6/01 at 100          AAA       5,002,370
                 1991 Multifamily Mortgage Revenue Refunding Bonds,
                 (FHA-Insured Mortgage - Section 8 Assisted Project),
                 Series A, 7.625%, 2/01/21

        5,450   City of Indianapolis, Economic Development Revenue                          7/06 at 102          BBB       5,207,639
                 Bonds (Willowbrook Apartments Project), Senior
                 Series 1996A, 6.500%, 7/01/26

        1,050   Michigan City Housing Development Corporation,                              6/01 at 100          AAA       1,060,038
                 1991 Multifamily Mortgage Revenue Refunding Bonds
                 (FHA-Insured Mortgage - Section 8 Assisted Project),
                 Series A, 7.625%, 2/01/21


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 1.2%

        8,800   City of Merriam, Kansas, Hospital Refunding Revenue Bonds,                  9/01 at 102          AAA       9,166,696
                 Series 1991B (Shawnee Mission Medical Center, Inc.
                 Project), 7.250%, 9/01/21 (Pre-refunded to 9/01/01)


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 0.4%

        3,015   Lakeland Wesley Village, Inc., Mortgage Revenue Refunding                  11/01 at 103           Aa       3,089,380
                 Bonds (Lakeland Wesley Village I Elderly Section 8 Assisted
                 Project/FHA-Insured Mortgage), Series 1991, 7.500%, 11/01/21


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 0.1%

          810   Calcasieu Parish Public Trust Authority (Louisiana), Mortgage               6/01 at 103           A1         836,106
                 Revenue Refunding Bonds, 1991 Series A, 7.750%, 6/01/12

22

    PRINCIPAL                                                                             OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MARYLAND - 1.0%

$       7,500   Maryland Health and Higher Educational Facilities Authority,                7/09 at 101           AA   $   7,894,725
                 Revenue Bonds, The Johns Hopkins University Issue,
                 Series 1999, 6.000%, 7/01/39


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 2.8%

        7,375   Boston Housing Development Corporation, Mortgage Revenue                    1/04 at 102          AAA       7,064,070
                 Refunding Bonds, Series 1994A (FHA-Insured Mortgage
                 Loans - Section 8 Assisted Projects), 5.500%, 7/01/24

        4,250   Massachusetts Bay Transportation Authority, General                         3/07 at 101           AA       3,828,655
                 Transportation System Bonds, 1998 Series B,
                 5.000%, 3/01/28

        2,000   Massachusetts Educational Financing Authority, Education                   12/10 at 101          AAA       2,073,000
                 Loan Revenue and Refunding Bonds, Issue G, Series 2000A,
                 5.700%, 12/01/11 (Alternative Minimum Tax)

        2,000   Massachusetts Health and Educational Facilities Authority,                  6/01 at 102        A3***       2,084,000
                 Revenue Bonds, Lowell General Hospital Issue, Series A,
                 8.400%, 6/01/11 (Pre-refunded to 6/01/01)

        6,300   Somerville Housing Authority (Massachusetts), Mortgage                     11/00 at 102          AAA       6,432,804
                 Revenue Bonds, Series 1990 (GNMA Collateralized - Clarendon
                 Hill Towers Project), 7.950%, 11/20/30


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 3.7%

       10,000   City of Detroit, Michigan, Sewage Disposal System Revenue                   1/10 at 101          AAA      10,126,600
                 Bonds, Series 1999-A, 5.750%, 7/01/26

        3,625   Fowlerville Community Schools, Counties of Livingston,                      5/07 at 100          AAA       3,821,475
                 Ingham, and Shiawassee, State of Michigan, 1996 School
                 Building and Site Bonds, 5.600%, 5/01/26 (Pre-refunded
                 to 5/01/07)

        7,890   Michigan State Hospital Finance Authority, Hospital Revenue                 8/01 at 102          Aaa       8,234,399
                 Bonds (The Detroit Medical Center Obligated Group),
                 Series 1991A, 7.500%, 8/15/11 (Pre-refunded to 8/15/01)

        6,525   Michigan State Hospital Finance Authority, Revenue Bonds                   11/00 at 100          AAA       6,601,669
                 (Ascension Health Credit Group), Series 1999A, 5.750%, 11/15/16


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 1.6%

        3,465   Chisago County, Southcentral Minnesota Multi-County, and              3/04 at 102 17/20          AAA       3,628,998
                 Stearns County Housing and Redevelopment Authorities,
                 Single Family Mortgage Revenue Refunding Bonds (Fannie
                 Mae Mortgage-Backed Securities Program), Series 1994B,
                 7.050%, 9/01/27 (Alternative Minimum Tax)

                The Dakota, Washington, and Stearns Counties Housing and
                Redevelopment Authorities, Single Family Mortgage Revenue
                Refunding Bonds (Fannie Mae Mortgage-Backed Securities Program),
                Series 1994A:
          580    6.600%, 9/01/17 (Alternative Minimum Tax)                                  3/04 at 102          AAA         590,863
          385    6.700%, 3/01/21 (Alternative Minimum Tax)                                  3/04 at 102          AAA         392,538

        7,230   Minnesota Housing Finance Agency, Single Family Mortgage                    7/09 at 100          AA+       7,350,307
                 Bonds, 2000 Series C, 6.100%, 7/01/30 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 0.2%

        1,385   Goodman Housing Development Corporation, 1991 Multifamily                   8/01 at 100          AAA       1,401,883
                 Mortgage Revenue Refunding Bonds, (Goodhaven Manor -
                 FHA-Insured Mortgage, Section 8 Assisted Project),
                 Series A, 7.625%, 2/01/22


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 1.4%

       10,550   Nebraska Investment Finance Authority, Single Family Housing            3/05 at 101 1/2          AAA      10,837,382
                 Revenue Bonds, 1995 Series A, 6.800%, 3/01/35
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 3.0%

        4,885   Clark County, Nevada, General Obligation Bond Bank Bonds                    7/10 at 100           AA       4,900,925
                 (Limited Tax), Series 2000 (Additionally Secured by
                 Pledged Revenues), 5.500%, 7/01/18

        7,500   Clark County, Nevada, Airport System Subordinate Lien                       7/10 at 101          AAA       7,795,875
                 Revenue Bonds, Series 1999A, 6.000%, 7/01/29

       10,000   Clark County School District, Nevada, General Obligation                    6/06 at 101          AAA      10,766,100
                 School Improvement Bonds (Limited Tax), Series 1996,
                 6.000%, 6/15/15


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 2.9%

        4,420   New Jersey Housing and Mortgage Finance Agency,                            11/01 at 102          AA-       4,563,208
                 Section 8 Bonds, 1991 Series A, 6.850%, 11/01/06

       17,670   New Jersey Housing and Mortgage Finance Agency,                            10/10 at 100          AAA      17,708,521
                 Home Buyer Revenue Bonds, 2000 Series CC, 5.850% 10/01/25
                 (Alternative Minimum Tax)

23


                            Nuveen Select Quality Municipal Fund, Inc. (NQS) (continued)

                                    Portfolio of INVESTMENTS October 31, 2000


    PRINCIPAL                                                                             OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW MEXICO - 1.0%

$       8,500   City of Farmington, New Mexico, Pollution Control Revenue                   4/06 at 101         Baa3   $   7,783,705
                 Refunding Bonds, Series 1997B (Public Service Company
                 of New Mexico - San Juan Project), 5.800%, 4/01/22


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 11.8%

                The City of New York, New York, General Obligation Bonds, Fiscal
                1991 Series F:
        5,000    8.250%, 11/15/10 (Pre-refunded to 11/15/01)                           11/01 at 101 1/2          AAA       5,274,550
        7,750    8.250%, 11/15/15 (Pre-refunded to 11/15/01)                           11/01 at 101 1/2          AAA       8,175,552

                The City of New York, New York, General Obligation Bonds, Fiscal
                1997 Series G:
           90    6.000%, 10/15/26 (Pre-refunded to 10/15/07)                               10/07 at 101         A***          98,166
        9,200    6.000%, 10/15/26                                                          10/07 at 101            A       9,459,348

        5,000   New York City Health and Hospitals Corporation, Health System               2/09 at 101          AAA       4,645,700
                 Bonds, 1999 Series A, 5.000%, 2/15/20

        6,000   New York City Municipal Water Finance Authority, Water and                  6/09 at 101          AAA       5,893,680
                 Sewer System Revenue Bonds, Fiscal 2000 Series A,
                 5.500%, 6/15/32

        2,255   New York City Transit Authority, Metropolitan Transportation                1/10 at 101          AAA       2,306,189
                 Authority, Triborough Bridge and Tunnel Authority, Certificates
                 of Participation, Series 2000A, 5.750%, 1/01/20

        9,750   New York City Transitional Finance Authority, Future Tax                    5/10 at 101           AA      10,174,905
                 Secured Bonds, Fiscal 2000 Series B, 6.000%, 11/15/29

       10,000   Dormitory Authority of the State of New York, Court Facilities              5/10 at 101            A      10,289,200
                 Lease Revenue Bonds (The City of New York Issue),
                 Series 1999, 6.000%, 5/15/39

        5,650   Dormitory Authority of the State of New York, Mental Health                 8/09 at 101          AAA       5,394,846
                 Services Facilities Improvement Revenue Bonds,
                 Series 1999D, 5.250%, 8/15/24

        5,000   New York Local Government Assistance Corporation                            4/02 at 102          AAA       5,280,000
                 (A Public Benefit Corporation of the State of New York),
                 Series 1991D Bonds, 7.000%, 4/01/18 (Pre-refunded to 4/01/02)

                New York State Medical Care Facilities Finance Agency, Mental
                Health Service Facilities Improvement Revenue Bonds, 1991
                Series B:
        1,020    7.600%, 2/15/06 (Pre-refunded to 8/15/01)                                  8/01 at 102         A***       1,065,788
          595    7.600%, 2/15/06                                                            8/01 at 102            A         619,276
        1,010    7.600%, 8/15/06 (Pre-refunded to 8/15/01)                                  8/01 at 102         A***       1,055,339
          580    7.600%, 8/15/06                                                            8/01 at 102            A         603,664
        5,970    7.625%, 8/15/17 (Pre-refunded to 8/15/01)                                  8/01 at 102         A***       6,239,128
        1,980    7.625%, 8/15/17                                                            8/01 at 102            A       2,058,725

                New York State Medical Care Facilities Finance Agency, Mental
                Health Services Facilities Improvement Revenue Bonds, 1991
                Series D:
        5,380    7.400%, 2/15/18 (Pre-refunded to 2/15/02)                                  2/02 at 102         A***       5,686,552
           40    7.400%, 2/15/18                                                            2/02 at 102            A          41,851

        7,545   New York State Urban Development Corporation, 1996 Corporate                7/06 at 102          AAA       7,457,478
                 Purpose Senior Lien Bonds, 5.500%, 7/01/26


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 2.4%

       18,555   North Carolina Eastern Municipal Power Agency, Power                        1/03 at 100          AAA      18,566,504
                 System Revenue Bonds, Refunding Series 1993B,
                 5.500%, 1/01/17


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 1.3%

       10,000   City of Grand Forks, North Dakota, Sales Tax Revenue Bonds                 12/07 at 100          AAA       9,999,300
                 (The Aurora Project), Series 1997A, 5.625%, 12/15/29


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 1.6%

        5,000   Akron, Bath and Copley Joint Township Hospital District, Ohio,             11/09 at 101         Baa1       4,170,150
                 Hospital Facilities Revenue Bonds, Series 1998A (Summa
                 Health System Project), 5.375%, 11/15/18

        5,475   Ohio Housing Finance Agency, Residential Mortgage Revenue                   8/10 at 100          Aaa       5,544,368
                 Bonds, 2000 Series C, Mortgage-Backed Securities Program,
                 6.050%, 3/01/32 (Alternative Minimum Tax)

        1,000   State of Ohio, Turnpike Revenue Bonds, 1998 Series A, Issued               No Opt. Call          AAA       1,009,760
                 by the Ohio Turnpike Commission, 5.500%, 2/15/24

        1,080   Toledo-Lucas County Port Authority, Development Revenue                    11/00 at 102          N/R       1,095,876
                 Bonds (Northwest Ohio Bond Fund), Series 1989C,
                 8.400%, 11/15/09 (Alternative Minimum Tax)

24

    PRINCIPAL                                                                             OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                OHIO (continued)

$         805   Toledo-Lucas County Port Authority, Development Revenue                    No Opt. Call          N/R   $     805,773
                 Bonds (Northwest Ohio Bond Fund), Series 1989D,
                 8.500%, 11/15/00 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 3.2%

        3,275   Oklahoma County Home Finance Authority (Oklahoma),                          7/01 at 102          Aaa       3,364,440
                 Single Family Mortgage Revenue Refunding Bonds,
                 1991 Series A, 8.750%, 7/01/12

       21,025   Trustees of the Tulsa Municipal Airport Trust, Revenue                      6/01 at 102         Baa1      21,592,675
                 Bonds, Series 1991, 7.600%, 12/01/30 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 0.1%

           95   Delaware River Port Authority (New Jersey and Pennsylvania),                1/10 at 100          AAA          99,434
                 Revenue Bonds, Series of 1999, 5.750%, 1/01/15


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 0.7%

        5,000   Puerto Rico Municipal Finance Agency, 1999 Series A Bonds,                  8/09 at 101          AAA       5,399,500
                 6.000%, 8/01/16


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 1.9%

        5,000   Oconee County, South Carolina, Pollution Control Facilities                 4/03 at 102          Aa2       5,079,950
                 Revenue Refunding Bonds, Series 1993, (Duke Power
                 Company Project), 5.800%, 4/01/14

        5,000   Piedmont Municipal Power Agency (South Carolina), Electric                  1/09 at 101         BBB-       4,233,200
                 Revenue Bonds, 1999A Refunding Series, 5.250%, 1/01/21

        5,000   South Carolina State Housing Finance and Development                        6/10 at 100          Aaa       5,135,650
                 Authority, Mortgage Revenue Bonds, Series 2000 A-2,
                 6.000%, 7/01/20 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH DAKOTA - 1.8%

        7,125   City of Sioux Falls, South Dakota, Variable Rate Demand                    10/14 at 100          AAA       9,008,921
                 Industrial Revenue Refunding Bonds, Series 1989 (Great Plains
                 Hotel Corporation Project), 8.500%, 11/01/16 (Alternative
                 Minimum Tax) (Pre-refunded to 10/15/14)

        4,970   South Dakota Housing Development Authority, Homeownership                  11/06 at 102          AAA       5,108,067
                 Mortgage Bonds, 1996 Series D, 6.300%, 5/01/27
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 3.2%

        7,220   The Metropolitan Government of Nashville and Davidson                       5/02 at 102          AAA       7,545,839
                 County (Tennessee), General Obligation Multi-Purpose
                 Improvement Bonds, Series 1994, 6.150%, 5/15/25
                 (Pre-refunded to 5/15/02)

       12,500   The Health and Educational Facilities Board of the Metropolitan            11/09 at 101          AAA      12,613,750
                 Government of Nashville and Davidson County, Tennessee,
                 Revenue Bonds (Ascension Health Credit Group), Series 1999A,
                 5.875%, 11/15/28

                Tennessee Housing Development Agency, Homeownership
                Program Bonds, Issue 2000-1:
        1,785    5.750%, 7/01/10 (Alternative Minimum Tax)                                 No Opt. Call           AA       1,860,095
        2,145    6.000%, 7/01/13 (Alternative Minimum Tax)                                  7/10 at 101          AAA       2,232,237


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 6.2%

        6,000   Brazos River Authority (Texas), Revenue Refunding Bonds                    11/08 at 102          AAA       5,635,680
                 (Houston Industries Incorporated Project), Series 1998C,
                 5.125%, 11/01/20 (Optional put 11/01/08)

        3,155   Comal County Health Facilities Development Corporation,                     1/01 at 102          AAA       3,228,417
                 Hospital Revenue Refunding Bonds (McKenna Memorial
                 Hospital - FHA-Insured Project), Series 1991, 7.375%, 1/15/21

        6,340   El Paso Housing Finance Corporation, Single Family Mortgage                 4/01 at 103           A2       6,615,727
                 Revenue Refunding Bonds, Series 1991A, 8.750%, 10/01/11

        1,640   The Harrison County Finance Corporation, Single Family                     12/01 at 103           A1       1,685,936
                 Mortgage Revenue Refunding Bonds, Series 1991,
                 8.875%, 12/01/11

        4,500   City of Houston, Texas, Airport System Subordinate Lien Revenue             7/08 at 100          AAA       3,990,105
                 Bonds, Series 1998B, 5.000%, 7/01/25 (Alternative Minimum Tax)

        9,000   Matagorda County Navigation District Number One (Texas),                   No Opt. Call          AAA       8,183,520
                 Collateralized Revenue Refunding Bonds (Houston Lighting and
                 Power Company Project), Series 1997, 5.125%, 11/01/28
                 (Alternative Minimum Tax)

        7,500   Matagorda County Navigation District Number One (Texas),                    5/09 at 101         Baa1       6,820,650
                 Revenue Refunding Bonds (Reliant Energy, Incorporated Project),
                 Series 1999B, 5.950%, 5/01/30

25


                            Nuveen Select Quality Municipal Fund, Inc. (NQS) (continued)

                                    Portfolio of INVESTMENTS October 31, 2000

    PRINCIPAL                                                                             OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TEXAS (continued)

$       2,120   Panhandle Regional Housing Finance Corporation, Single Family               5/01 at 100          AAA   $   2,130,070
                 Mortgage Revenue Bonds (GNMA Mortgage-Backed Securities
                 Program), Series 1991A, 7.500%, 5/01/24 (Alternative Minimum Tax)

        4,520   State of Texas, General Obligation Water Financial Assistance               8/09 at 100          Aa1       4,428,334
                 Bonds, Series 1999C (State Participation Program),
                 5.500%, 8/01/35

        4,560   Winter Garden Housing Finance Corporation, Single Family                    4/04 at 103          AAA       4,704,461
                 Mortgage Revenue Bonds (GNMA and FNMA Mortgage-Backed
                 Securities Program), Series 1994, 6.950%, 10/01/27
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 3.8%

       13,650   Intermountain Power Agency (Utah), Power Supply Revenue                     7/03 at 102          AAA      13,609,505
                 Refunding Bonds, 1993 Series A, 5.500%, 7/01/20

       16,550   Utah County, Utah, Hospital Revenue Bonds, Series 1997                      8/07 at 101          AAA      15,390,507
                 (IHC Health Services, Inc.), 5.250%, 8/15/26


------------------------------------------------------------------------------------------------------------------------------------
                VERMONT - 1.6%

                Vermont Educational and Health Buildings Financing Agency,
                Hospital Revenue Bonds (Fletcher Allen Health Care Project),
                Series 2000A:
        3,720    6.125%, 12/01/15                                                          12/10 at 100          AAA       3,960,126
        4,265    6.250%, 12/01/16                                                          12/10 at 101          AAA       4,562,313

        4,140   Vermont Housing Finance Agency, Single Family Housing Notes,               11/09 at 100          AAA       4,154,283
                 Series 13A, 5.950%, 11/01/25 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 4.5%

        7,225   Port of Seattle (Washington), Special Facility Revenue Bonds                3/10 at 101          AAA       7,400,351
                 (Terminal 18 Project), Series 1999C, 6.000%, 9/01/20
                 (Alternative Minimum Tax)

                Municipality of Metropolitan Seattle, Washington, Sewer
                Refunding Revenue Bonds, Series Z:
        2,160    5.450%, 1/01/16                                                            1/03 at 102          AAA       2,165,486
        3,095    5.450%, 1/01/17                                                            1/03 at 102          AAA       3,096,919
        2,490    5.450%, 1/01/19                                                            1/03 at 102          AAA       2,460,120
        1,800    5.450%, 1/01/20                                                            1/03 at 102          AAA       1,771,470

                Washington Public Power Supply System, Nuclear Project No. 2
                Refunding Revenue Bonds, Series 1992A:
        7,880    6.250%, 7/01/12 (Pre-refunded to 7/01/02)                                  7/02 at 102          Aaa       8,254,536
        2,130    6.250%, 7/01/12                                                            7/02 at 102          Aa1       2,213,901

        4,895   Washington Public Power Supply System, Nuclear Project No. 2
                Refunding Revenue Bonds, Series 1994A,                                      7/04 at 102          Aa1       4,970,970
                 5.375%, 7/01/11

        1,935   Washington Public Power Supply System, Nuclear Project No. 3
                Refunding Revenue Bonds, Series 1993C,                                      7/03 at 102          Aa1       1,925,151
                 5.375%, 7/01/15


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 1.5%

       11,080   Wisconsin Center District, Junior Dedicated Tax Revenue Bonds,             12/06 at 101          AAA      11,839,421
                 Series 1996B, 5.750%, 12/15/27 (Pre-refunded to 12/15/06)
------------------------------------------------------------------------------------------------------------------------------------
$     763,505   Total Investments (cost $729,819,913) - 97.2%                                                            748,153,851
=============-----------------------------------------------------------------------------------------------------------------------

26

    PRINCIPAL                                                                             OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.9%

$       2,300   Louisiana Offshore Terminal Authority, Deepwater Port Refunding                               VMIG-1   $   2,300,000
                 Revenue Bonds (Loop Inc. Project), First Stage Series 1992A,
                 Variable Rate Demand Bonds, 4.600%, 9/01/08+

        2,600   Missouri Health and Educational Facilities Authority                                          VMIG-1       2,600,000
                 (St. Louis University) Series 1998B, Variable Rate
                 Demand Bonds, 4.650%, 10/01/24+

        2,100   Power County, Idaho (FMC Corporation Project), 1985 Series,                                   VMIG-1       2,100,000
                 Variable Rate Demand Bonds, 4.650%, 12/01/10+
------------------------------------------------------------------------------------------------------------------------------------
$       7,000   Total Short-Term Investments (cost $7,000,000)                                                             7,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.9%                                                                      14,528,891
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                       $769,682,742
                ====================================================================================================================


                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

27


                            Nuveen Quality Income Municipal Fund, Inc. (NQU)

                            Portfolio of
                                       INVESTMENTS October 31, 2000


    PRINCIPAL                                                                             OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ALABAMA - 2.5%

$       5,180   Alabama Drinking Water Finance Authority, Revolving Fund Loan               9/08 at 100          AAA   $   4,618,125
                 Bonds, Series 1998A, 4.850%, 8/15/22

        3,500   The Governmental Utility Services Corporation of the City of                6/08 at 102          AAA       3,311,210
                 Bessemer (Alabama), Water Supply Revenue Bonds,
                 Series 1998, 5.200%, 6/01/24

       17,000   The Industrial Development Board of the Town of Courtland                   6/05 at 102         Baa1      16,776,790
                 (Alabama), Pollution Control Refunding Revenue Bonds
                 (Champion International Corporation Project),
                 Series 1995, 6.150%, 6/01/19

        6,480   The Industrial Development Board of the Town of Courtland                  10/08 at 102         Baa1       5,808,154
                 (Alabama), Solid Waste Disposal Revenue Bonds (Champion
                 International Corporation Project), Refunding Series 1998A,
                 5.700%, 10/01/28 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 1.5%

        6,750   Alaska Housing Finance Corporation, General Housing Purpose                12/02 at 102       Aa2***       6,983,010
                 Bonds, 1992 Series A, 6.600%, 12/01/23 (Pre-refunded
                 to 12/01/02)

       11,590   Alaska Housing Finance Corporation, Governmental Purpose                   12/05 at 102          AAA      11,590,695
                 Bonds, 1995 Series A, 5.875%, 12/01/30


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 0.8%

        5,000   The Industrial Development Authority of the County of Maricopa,             3/10 at 103          AAA       4,992,100
                 Arizona, Multifamily Housing Revenue Bonds, Bay Club at
                 Mesa Cove Project, Series 2000A, 5.800%, 9/01/35

        5,105   Yuma Regional Medical Center on behalf of Hospital District No. 1       8/02 at 101 1/2       N/R***       5,482,157
                 of Yuma County, Arizona, Hospital Revenue Improvement and
                 Refunding Bonds (Yuma Regional Medical Center Project),
                 Series 1992, 8.000%, 8/01/17 (Pre-refunded to 8/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.6%

        1,835   Arkansas Development Finance Authority, Single Family                       8/01 at 103           AA       1,904,693
                 Mortgage Revenue Refunding Bonds, 1991 Series A (FHA-Insured
                 or VA Guaranteed Mortgage Loans), 8.000%, 8/15/11

        5,915   Arkansas Development Finance Authority, Single Family Mortgage              7/05 at 102          AAA       6,086,831
                 Revenue Bonds, 1995 Series B (Mortgage-Backed Securities
                 Program), 6.700%, 7/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 8.5%

                Brea Public Financing Authority (Orange County, California),
                1991 Tax Allocation Revenue Bonds, Series A (Redevelopment
                Project AB):
       10,580    7.000%, 8/01/15 (Pre-refunded to 8/01/01)                                  8/01 at 102          AAA      11,041,923
        4,420    7.000%, 8/01/15                                                            8/01 at 102          AAA       4,589,109

        2,585   California Housing Finance Agency, Home Mortgage Revenue                    8/01 at 102          Aa2       2,642,051
                 Bonds, 1991 Series G, 7.050%, 8/01/27 (Alternative Minimum Tax)

        3,000   California Health Facilities Financing Authority, Kaiser                    5/03 at 102            A       2,891,910
                 Permanente, Revenue Bonds, 1993 Series C,
                 5.600%, 5/01/33

       13,750   State of California, General Obligation Bonds, 4.500%, 12/01/18            12/08 at 101           AA      12,250,288

                State of California, General Obligation Veterans Welfare
                Bonds, Series 1997BH:
        4,100    5.300%, 12/01/12 (Alternative Minimum Tax)                                12/08 at 101           AA       4,194,464
        5,000    5.600%, 12/01/32 (Alternative Minimum Tax)                                12/03 at 102           AA       4,927,900

       10,250   State of California, General Obligation Refunding Bonds,                    2/08 at 101           AA       9,778,295
                 5.000%, 2/01/21

       20,000   State of California, Various Purpose General Obligation Bonds,              4/09 at 101           AA      17,659,800
                 4.750%, 4/01/29

        3,500   State Public Works Board of the State of California,                       10/02 at 102          Aaa       3,735,655
                 Lease Revenue Bonds (The Trustees of the California State
                 University), 1992 Series A (Various California State University
                 Projects), 6.625%, 10/01/10 (Pre-refunded to 10/01/02)

       17,000   State Public Works Board of the State of California, Lease                 11/04 at 102          Aaa      19,101,030
                 Revenue Bonds (Department of Corrections), 1994 Series A
                 (California State Prison, Monterey County (Soledad II)),
                 7.000%, 11/01/19 (Pre-refunded to 11/01/04)

28

    PRINCIPAL                                                                             OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CALIFORNIA (continued)

$       8,500   Foothill/Eastern Transportation Corridor Agency, California,                1/10 at 100          AAA   $   7,856,295
                 Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35

        2,500   The Community Redevelopment Agency of the City of Los Angeles,              1/01 at 100       BBB***       2,513,450
                 California, Central Business District Redevelopment Project,
                 Tax Allocation Refunding Bonds, Series G, 6.750%, 7/01/10

        1,740   Southern California Home Financing Authority, Single Family                 3/01 at 102          AAA       1,779,968
                 Mortgage Revenue Bonds (GNMA and FNMA Mortgage-Backed
                 Securities Program), 1991 Issue A, 7.350%, 9/01/24
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 3.5%

                City and County of Denver, Colorado, Airport System Revenue
                Bonds, Series 1991A:
        3,425    8.750%, 11/15/23 (Alternative Minimum Tax) (Pre-refunded to 11/15/01)     11/01 at 102          Aaa       3,638,891
        3,040    8.000%, 11/15/25 (Alternative Minimum Tax)                                11/01 at 100            A       3,123,904

        8,765   City and County of Denver, Colorado, Airport System Revenue                11/00 at 102            A       8,953,185
                 Bonds, Series 1990A, 8.500%, 11/15/23 (Alternative Minimum Tax)

                City and County of Denver, Colorado, Airport System Revenue
                Bonds, Series 1991D:
        3,165    7.750%, 11/15/21 (Alternative Minimum Tax)                                11/01 at 102            A       3,305,684
        3,825    7.000%, 11/15/25 (Alternative Minimum Tax)                                11/01 at 100            A       3,889,949

       10,000   City and County of Denver, Colorado, Airport System Revenue                11/10 at 100          AAA       9,845,000
                 Refunding Bonds, Series 2000A, 5.625%, 11/15/23
                 (Alternative Minimum Tax)

       14,400   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,          9/10 at 65 5/8          AAA       5,354,640
                 Series 2000A and 2000B, 0.000%, 9/01/17

        5,110   County of Pueblo, Colorado, Hospital Refunding and Improvement              9/01 at 100       N/R***       5,265,242
                 Revenue Bonds (Parkview Episcopal Medical Center, Inc.
                 Project), Series 1991B, 8.300%, 9/01/11 (Pre-refunded to 9/01/01)


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 0.8%

        5,250   Dade County Industrial Development Authority, Solid Waste                   2/01 at 102          AA-       5,379,728
                 Disposal Revenue Bonds (Florida Power and Light Company
                 Project), Series 1991, 7.150%, 2/01/23 (Alternative Minimum Tax)

        5,000   Health Facilities Authority of Orange County, Florida, Hospital            11/10 at 101           A-       4,963,900
                 Revenue Bonds, Series 2000, Adventist Health System/Sunbelt
                 Obligated Group, 6.500%, 11/15/30


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 1.9%

                Clayton County Hospital Authority, Georgia, Revenue Anticipation
                Certificates (Southern Regional Medical Center Project), Series
                1991:
        2,900    6.500%, 8/01/10 (Pre-refunded to 8/01/01)                                  8/01 at 102          AAA       3,001,964
        4,500    7.000%, 8/01/13 (Pre-refunded to 8/01/01)                                  8/01 at 102          AAA       4,674,645

       15,900   The Fulton-De Kalb Hospital Authority, Georgia, Revenue                     1/01 at 102          AAA      16,281,123
                 Certificates, Series 1991 (Grady Memorial Hospital),
                 6.900%, 1/01/20 (Pre-refunded to 1/01/01)


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.8%

       10,000   State of Hawaii, Airports System Revenue Bonds,                             7/10 at 101          AAA      10,162,500
                 Refunding Series 2000B, 5.750%, 7/01/21


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 10.3%

       10,000   Central Lake County Joint Action Water Agency, Lake County,                 5/01 at 102          AAA      10,328,200
                 Illinois, Water Revenue Bonds, Series 1991, 7.000%, 5/01/20
                 (Pre-refunded to 5/01/01)

       32,670   City of Chicago (Illinois), General Obligation Bonds (City Colleges        No Opt. Call          AAA       5,367,028
                 of Chicago Capital Improvement Project), Series 1999,
                 0.000%, 1/01/32

        5,000   City of Chicago (Illinois), General Obligation Bonds (Neighborhoods         7/10 at 101          AAA       5,184,950
                 Alive 21 Program), Series 2000A, 6.000%, 1/01/28

                Chicago School Reform Board of Trustees of the Board of
                Education of Chicago, Illinois, Unlimited Tax General Obligation
                Bonds (Dedicated Tax Revenues), Series 1998A:
        9,400    0.000%, 12/01/14                                                          No Opt. Call          AAA       4,330,204
        4,400    0.000%, 12/01/15                                                          No Opt. Call          AAA       1,899,876

        6,100   City of Chicago, Chicago-O'Hare International Airport, Special             11/00 at 103         Baa2       6,386,273
                 Facility Revenue Bonds (United Air Lines, Inc. Project),
                 Series 1984B, 8.850%, 5/01/18

                City of Chicago (Illinois), Second Lien Wastewater Transmission
                Revenue Bonds, Series 2000:
        8,000    5.750%, 1/01/25                                                            1/10 at 101          AAA       8,063,600
        7,750    6.000%, 1/01/30                                                            1/10 at 101          AAA       8,020,553

29


                            Nuveen Quality Income Municipal Fund, Inc. (NQU) (continued)

                                    Portfolio of INVESTMENTS October 31, 2000

    PRINCIPAL                                                                             OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS (continued)

$      24,430   The County of Cook, Illinois, General Obligation Bonds,                    11/01 at 102          AAA   $  25,468,764
                 Series 1991, 6.750%, 11/01/18 (Pre-refunded to 11/01/01)

                Illinois Development Finance Authority, Multifamily Housing
                Revenue Bonds, Series 1992 (Town and Garden Apartments Project):
        4,420    7.800%, 3/01/06 (Alternative Minimum Tax)                                  3/02 at 102          N/R       4,602,811
        1,150    7.200%, 9/01/08 (Alternative Minimum Tax)                                  3/02 at 102          N/R       1,188,859

       11,000   Illinois Health Facilities Authority, Hospital Revenue Bonds,              11/03 at 102          AAA      11,929,170
                 Series 1993-A (Hinsdale Hospital), 7.000%, 11/15/19

       10,000   Illinois Health Facilities Authority, Revenue Bonds,                        2/10 at 101          AAA      10,037,300
                 Series 2000 (Iowa Health System), 5.875%, 2/15/30

        2,720   Illinois Housing Development Authority, Section 8 Elderly                   9/02 at 102            A       2,788,272
                 Housing Revenue Bonds (Garden House of Maywood
                 Development), Series 1992, 7.000%, 9/01/18

       14,500   Illinois Health Facilities Authority, Revenue Bonds,                        8/01 at 102          AA+      15,017,070
                 Series 1991 (Northwestern Memorial Hospital),
                 6.750%, 8/15/11

        3,000   Illinois Health Facilities Authority, Revenue Refunding Bonds,              8/01 at 102          AAA       3,110,880
                 Series 1991 (Sherman Hospital Project), 6.750%, 8/01/21
                 (Pre-refunded to 8/01/01)

        3,545   Joliet Regional Port District Airport Facilities, Revenue Bonds,            7/07 at 103          N/R       3,458,502
                 Lewis University Airport, Series 1997A, 7.250%, 7/01/18
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 0.9%

        5,905   Indiana Health Facility Financing Authority, Hospital Revenue               7/01 at 102          AAA       6,122,009
                 Bonds, Series 1992 (Community Hospitals Projects),
                 7.000%, 7/01/11 (Pre-refunded to 7/01/01)

        5,125   City of Petersburg, Indiana, Pollution Control Refunding                   12/04 at 102          Aa2       5,353,473
                 Revenue Bonds, Series 1995A (Indianapolis Power and
                 Light Company Project), 6.625%, 12/01/24


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 1.0%

        8,585   Iowa Finance Authority, Hospital Facilities Revenue Bonds,                  7/08 at 102          AAA       7,786,767
                 Series 1998A (Iowa Health System), 5.125%, 1/01/28

        4,500   Polk County, Iowa, Health Facilities Revenue Bonds,                        11/01 at 101          AAA       4,648,230
                 Catholic Health Corporation (Mercy Health Center of
                 Central Iowa Project), Series 1991, 6.750%, 11/01/15
                 (Pre-refunded to 11/01/01)


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 1.8%

        4,585   Unified School District No. 232, DeSoto, Johnson County,                    9/10 at 100          Aaa       4,202,107
                 Kansas, General Obligation Bonds, Series 2000,
                 4.750%, 9/01/19

                City of Merriam, Kansas, Hospital Refunding Revenue Bonds,
                Series 1991B (Shawnee Mission Medical Center, Inc. Project):
        7,380    7.250%, 9/01/11 (Pre-refunded to 9/01/01)                                  9/01 at 102          AAA       7,687,525
       10,000    7.250%, 9/01/21 (Pre-refunded to 9/01/01)                                  9/01 at 102          AAA      10,416,700


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.9%

       10,000   City of Danville, Kentucky, Multi-City Lease Revenue Bonds                  3/02 at 102          AAA      10,498,500
                 (Louisville and Jefferson County Metropolitan Sewer
                 District - Sewer and Drainage System Revenue Project),
                 Series 1991-G, 6.800%, 3/01/19 (Pre-refunded to 3/01/02)

        3,000   Kentucky Development Finance Authority, Hospital Facilities                 9/01 at 102       N/R***       3,120,450
                 Revenue Bonds, Series 1991 (St. Claire Medical Center,
                 Inc. Project), 7.125%, 9/01/21 (Pre-refunded to 9/01/01)

        9,260   Kentucky Housing Corporation, Housing Revenue Bonds                         1/05 at 102          AAA       9,515,298
                 (Federally Insured or Guaranteed Mortgage Loans),
                 1995 Series B, 6.625%, 7/01/26 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 0.3%

        3,385   Community Development Administration, Department of                         5/01 at 102          Aa2       3,470,641
                 Housing and Community Development, State of Maryland,
                 Multifamily Housing Revenue Bonds (Insured Mortgage Loans),
                 1991 Series E, 7.100%, 5/15/28


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 6.6%

        8,185   Boston Water and Sewer Commission, General Revenue Bonds                   11/08 at 101          AAA       7,184,384
                 (Senior), 1998 Series D, 4.750%, 11/01/22

30

    PRINCIPAL                                                                             OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MASSACHUSETTS (continued)

$      19,600   Massachusetts Bay Transportation Authority, General                         3/01 at 102          Aaa   $  20,160,364
                 Transportation System Bonds, 1991 Series A, 7.000%, 3/01/22
                 (Pre-refunded to 3/01/01)

       15,000   Massachusetts Industrial Finance Agency, Resource Recovery                  7/01 at 103          N/R      15,725,850
                 Revenue Bonds (Semass Project), Series 1991A,
                 9.000%, 7/01/15

        3,245   Massachusetts Industrial Finance Agency, Resource Recovery                  7/01 at 103          N/R       3,401,928
                 Revenue Bonds (Semass Project), Series 1991B,
                 9.250%, 7/01/15 (Alternative Minimum Tax)

        6,000   Massachusetts Industrial Finance Agency, Resource Recovery                 12/08 at 102          BBB       5,271,180
                 Revenue Refunding Bonds (Ogden Haverhill Project),
                 Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

       13,500   Massachusetts Turnpike Authority, Metropolitan Highway                      1/09 at 101          AAA      11,949,795
                 System Revenue Bonds, 1999 Series A (Subordinated),
                 5.000%, 1/01/39

        7,675   Massachusetts Water Pollution Abatement Trust, Water                        8/09 at 101          AA+       7,751,213
                 Pollution Abatement Revenue Bonds (MWRA Program),
                 Subordinate Series 1999A, 5.750%, 8/01/29

       10,000   Massachusetts Water Resources Authority, General Revenue                    8/10 at 101          AAA      10,066,100
                 Bonds, 2000 Series A, 5.750%, 8/01/39


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 3.7%

        7,000   City of Grand Rapids, Michigan, Water Supply System Refunding               1/01 at 102          AAA       7,156,940
                 Revenue Bonds, Series 1991, 6.250%, 1/01/11
        5,000   Michigan State Hospital Finance Authority, Hospital Revenue                 8/01 at 102          Aaa       5,218,250
                 Bonds (The Detroit Medical Center Obligated Group),
                 Series 1991A, 7.500%, 8/15/11 (Pre-refunded to 8/15/01)

        7,425   Michigan State Hospital Finance Authority, Hospital Revenue                11/09 at 101          AA-       7,336,346
                 Bonds (Henry Ford Health System), Series 1999A,
                 6.000%, 11/15/24

        8,500   Michigan Strategic Fund, Limited Obligation Revenue Bonds                  12/02 at 102          BBB       8,515,895
                 (Waste Management, Inc. Project), Series 1992,
                 6.625%, 12/01/12 (Alternative Minimum Tax)

       16,875   Michigan Strategic Fund, Limited Obligation Refunding                      12/01 at 102          AAA      17,542,744
                 Revenue Bonds (The Detroit Edison Company Pollution
                 Control Bonds Project), Collateralized Series 1991DD,
                 6.875%, 12/01/21


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 1.3%

                City of Chaska, Minnesota, Electric Revenue Bonds (Generating
                Facilities), Series 2000A:
        1,930    6.000%, 10/01/20                                                          10/10 at 100           A3       1,953,604
        2,685    6.000%, 10/01/25                                                          10/10 at 100           A3       2,703,768

        3,655   The Dakota County Housing and Redevelopment Authority,                     No Opt. Call          AAA       4,925,624
                 The Washington County Housing and Redevelopment Authority
                 and The City of Bloomington, Minnesota, Single Family
                 Residential Mortgage Revenue Bonds (Mortgage Backed
                 Program), Series 1988, 8.450%, 9/01/19 (Alternative Minimum Tax)

        3,345   Minnesota Housing Finance Agency, Single Family Mortgage                    1/04 at 102          AA+       3,448,126
                 Bonds, 1994 Series J, 6.950%, 7/01/26 (Alternative Minimum Tax)

        2,400   Washington County Housing and Redevelopment Authority,                      8/01 at 102          AAA       2,475,648
                 Multifamily Housing Revenue Bonds (FHA- Insured Mortgage
                 Loan - Cottages Phase III Project), Series 1991,
                 7.650%, 8/01/32 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 0.5%

        3,240   Canton Housing Development Corporation, 1990 Multifamily                   No Opt. Call          AAA       3,796,438
                 Mortgage Revenue Refunding Bonds (Canton Estates
                 Apartments Project - FHA-Insured Mortgage, Section 8
                 Assisted Project), Series A, 7.750%, 8/01/24

        1,165   Charter Mortgage Corporation, 1990 Multifamily Mortgage                     8/01 at 100          AAA       1,352,961
                 Revenue Refunding Bonds (Church Garden Apartments -
                 FHA-Insured Mortgage, Section 8 Assisted Project),
                 Series A, 7.750%, 8/01/21

        1,285   Pearl Housing Development Corporation, 1990 Multifamily                    12/00 at 100          AAA       1,286,221
                 Mortgage Revenue Refunding Bonds (Rose Garden Apartments
                 Project - FHA-Insured Mortgage, Section 8 Assisted Project),
                 Series A, 7.750%, 8/01/22


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 1.1%

                The Industrial Development Authority of the County of Jackson,
                State of Missouri, Health Care System Revenue Bonds,
                St. Mary's Hospital of Blue Springs Issue, Series 1994:
        5,185    6.500%, 7/01/12                                                            7/02 at 102         Baa1       5,138,491
        5,605    7.000%, 7/01/22                                                                 at 102         Baa1       5,638,294

       15,350   The Public Building Corporation of the City of Springfield,                No Opt. Call          AAA       2,639,893
                 Missouri, Leasehold Revenue Bonds, Series 2000A (Jordan
                 Valley Park Projects), 0.000%, 6/01/30

31


                            Nuveen Quality Income Municipal Fund, Inc. (NQU) (continued)

                                    Portfolio of INVESTMENTS October 31, 2000

    PRINCIPAL                                                                             OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MONTANA - 0.6%

$       7,000   City of Forsyth, Rosebud County, Montana, Pollution Control                 8/01 at 102          AAA   $   7,242,340
                 Revenue Refunding Bonds (Puget Sound Power and Light
                 Company Colstrip Project), Series 1992, 7.050%, 8/01/21


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 1.6%

       11,000   Nebraska Investment Finance Authority, Single Family Housing            3/05 at 101 1/2          AAA      11,299,640
                 Revenue Bonds, 1995 Series A, 6.800%, 3/01/35
                 (Alternative Minimum Tax)

        8,000   Nebraska Investment Finance Authority, Single Family Housing            3/05 at 101 1/2          AAA       8,210,240
                 Revenue Bonds, 1995 Series B, 6.450%, 3/01/35
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.2%

        2,680   New Hampshire Housing Finance Authority, Single Family                      7/01 at 102          Aa3       2,772,916
                 Residential Mortgage Bonds, 1991 Series C, 7.100%, 1/01/23


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 0.9%

       11,785   Pollution Control Financing Authority of Camden County                     12/01 at 102           B2      11,182,315
                 (New Jersey), Solid Waste Disposal and Resource Recovery
                 System Revenue Bonds, Series 1991D, 7.250%, 12/01/10


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 16.4%

       25,000   Erie Tobacco Asset Securitization Corporation, Erie County,                 7/10 at 101          Aa3      24,495,000
                 New York, Tobacco Settlement Asset- Backed Bonds (Senior),
                 Series 2000, 6.125%, 7/15/30

       15,000   Metropolitan Transportation Authority, New York, Dedicated                  4/10 at 100          AAA      15,595,050
                 Tax Fund Bonds, Series 2000A, 6.000%, 4/01/30

        2,120   Niagara Falls Housing and Commercial Rehabilitation Corporation,           No Opt. Call           AA       2,356,592
                 1992 Multifamily Mortgage Revenue  Refunding Bonds
                 (FHA-Insured Mortgage - Section 8 Assisted Project),
                 7.350%, 8/01/23

       25,000   Nassau County Tobacco Settlement Corporation (New York),                    7/09 at 101           A-      25,041,750
                 Tobacco Settlement Asset-Backed Bonds, Series A,
                 6.400%, 7/15/33

        6,000   The City of New York, New York, General Obligation Bonds,                   8/07 at 101            A       6,224,280
                 Fiscal 1997 Series H, 6.125%, 8/01/25

       10,000   The City of New York, New York, General Obligation Bonds,                   5/10 at 101            A       9,837,700
                 Fiscal 2000 Series A, 5.500%, 5/15/24

        5,475   The City of New York, New York, General Obligation Bonds,                   8/04 at 101          Aaa       6,059,018
                 Fiscal 1995 Series B1, 7.250%, 8/15/19
                 (Pre-refunded to 8/15/04)

       14,800   The City of New York, New York, General Obligation Bonds,                   6/07 at 102          AAA      14,914,996
                 Fiscal 1997 Series M, 5.500%, 6/01/17

        6,700   The City of New York, New York, General Obligation Bonds,                   2/05 at 101         A***       7,305,881
                 Fiscal 1995 Series F, 6.625%, 2/15/25
                 (Pre-refunded to 2/15/05)

        5,660   The City of New York, New York, General Obligation Bonds,              10/02 at 101 1/2         A***       5,991,053
                 Fiscal 1993 Series B, 6.750%, 10/01/17
                 (Pre-refunded to 10/01/02)

        4,190   New York City Municipal Water Finance Authority, Water                      6/05 at 101          AAA       4,258,507
                 and Sewer System Revenue Bonds, Fiscal  1996 Series A,
                 5.875%, 6/15/25

       10,100   New York City Transitional Finance Authority, Future Tax                    5/10 at 101           AA      10,369,771
                 Secured Bonds, Fiscal 2000 Series B, 5.750%, 11/15/19

        8,325   Dormitory Authority of the State of New York, Menorah                       8/01 at 102        AA***       8,678,480
                 Campus, Inc., FHA-Insured Mortgage Revenue Bonds,
                 Series 1991, 7.400%, 2/01/31 (Pre-refunded to 8/01/01)

        5,000   Dormitory Authority of the State of New York, Mental Health                 2/07 at 102            A       5,004,050
                 Services Facilities Improvement Revenue Bonds,
                 Series 1997A, 5.750%, 2/15/27

       10,000   Dormitory Authority of the State of New York, Mental                        2/10 at 100          AAA      10,369,900
                 Health Services Facilities Improvement Revenue Bonds,
                 Series 2000B, 6.000%, 2/15/30

       21,075   New York Local Government Assistance Corporation,                           4/01 at 102          AAA      21,774,058
                 Series 1991B, 7.500%, 4/01/20 (Pre-refunded to 4/01/01)

        8,000   New York State Medical Care Facilities Finance Agency,                      2/05 at 102          AAA       8,769,040
                 New York Hospital FHA-Insured Mortgage Revenue Bonds,
                 Series 1994A, 6.500%, 8/15/29 (Pre-refunded to 2/15/05)

        5,000   New York State Medical Care Facilities Finance Agency,                      2/05 at 102          AAA       5,547,450
                 Brookdale Hospital Medical Center Secured Hospital
                 Revenue Bonds, 1995 Series A, 6.850%, 2/15/17
                 (Pre-refunded to 2/15/05)

32

    PRINCIPAL                                                                             OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

                New York State Medical Care Facilities Finance Agency,
                FHA-Insured Mortgage Project Revenue Bonds, 1995 Series F:
$       4,050    6.200%, 8/15/15 (Pre-refunded to 8/15/05)                                  8/05 at 102        AA***   $   4,418,874
        4,250    6.300%, 8/15/25                                                            8/05 at 102           AA       4,655,238

        3,225   Penfield-Crown Oak Housing Development Corporation,                         2/03 at 100          AAA       3,308,818
                 1991 Multifamily Mortgage Revenue Refunding Bonds
                 (Crown Oak Estates - FHA-Insured Mortgage Section 8
                 Assisted Project), Series A, 7.350%, 8/01/23


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.9%

       10,500   North Carolina Eastern Municipal Power Agency, Power                        1/02 at 102          BBB      10,748,115
                 System Revenue Bonds, Refunding Series 1991A,
                 6.250%, 1/01/03


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 0.9%

        4,800   County of Butler, Ohio, Hospital Facilities Revenue Refunding               1/02 at 102         Baa1       4,932,288
                 and Improvement Bonds, Series 1991 (Fort Hamilton-Hughes
                 Memorial Hospital Center), 7.500%, 1/01/10

        5,630   Ohio Housing Finance Agency, Residential Mortgage Revenue                   3/05 at 102          Aaa       5,862,125
                 Bonds (GNMA Mortgage-Backed Securities Program),
                 1995 Series A-2, 6.625%, 3/01/26 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 3.8%

        3,310   Oklahoma County Home Finance Authority (Oklahoma),                          7/01 at 102          Aaa       3,400,396
                 Single Family Mortgage Revenue Refunding Bonds,
                 1991 Series A, 8.750%, 7/01/12

       17,510   Pottawatomie County Home Finance Authority (Oklahoma),                     No Opt. Call          AAA      22,568,814
                 Municipal Refunding Collateralized  Mortgage Obligations,
                 Series 1991A, 8.625%, 7/01/10

       10,000   Trustees of the Tulsa Municipal Airport Trust, 1988 Adjustable             12/00 at 102         Baa1      10,207,000
                 Rate Revenue Obligations, 7.375%, 12/01/20
                 (Alternative Minimum Tax)

       10,100   Trustees of the Tulsa Municipal Airport Trust, Revenue Bonds,               6/01 at 102         Baa1      10,372,700
                 Series 1991, 7.600%, 12/01/30 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 0.9%

        7,000   Carbon County Industrial Development Authority, Pennsylvania,              No Opt. Call         BBB-       7,125,650
                 Resource Recovery Revenue Refunding Bonds, 2000 Series
                 (Panther Creek Partners Project), 6.650%, 5/01/10
                 (Alternative Minimum Tax)

                Falls Township Hospital Authority, Refunding Revenue Bonds, The
                Delaware Valley Medical Center Project (FHA-Insured Mortgage),
                Series 1992:
          955    6.900%, 8/01/11                                                            8/02 at 102          AAA         960,014
        3,000    7.000%, 8/01/22                                                            8/02 at 102          AAA       3,151,230


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 0.5%

        6,500   Lexington County Health Services District, Inc., South Carolina,           10/01 at 102          AAA       6,766,045
                 Hospital Revenue Bonds, Series 1991, 6.750%, 10/01/18
                 (Pre-refunded to 10/01/01)


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 1.7%

       10,300   Metropolitan Nashville Airport Authority (Tennessee), Airport               7/01 at 102          AAA      10,641,960
                 Improvement Revenue Bonds,  Refunding Series 1991C,
                 6.625%, 7/01/07

       10,000   Tennessee Housing Development Agency, Homeownership                         7/10 at 100           AA      10,272,800
                 Program Bonds, Issue 2000-2B, 6.350%, 1/01/31
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 11.3%

       14,360   Alliance Airport Authority, Inc., Special Facilities Revenue Bonds,        12/00 at 102         Baa1      14,661,560
                 Series 1990 (American Airlines, Inc. Project),
                 7.500%, 12/01/29 (Alternative Minimum Tax)

                Arlington Independent School District (Tarrant County, Texas),
                Unlimited Tax Refunding and Improvement Bonds, Series 1995:
        3,410    0.000%, 2/15/11                                                       2/05 at 71 15/16          Aaa       1,957,170
        4,105    0.000%, 2/15/14                                                       2/05 at 58 25/32          Aaa       1,900,779

        6,500   Bell County Health Facilities Development Corporation,                     11/08 at 101           A-       5,572,125
                 Retirement Facility Revenue Bonds (Buckner Retirement
                 Services, Inc. Obligated Group Project), Series 1998,
                 5.250%, 11/15/19

       14,375   Dallas-Fort Worth, Texas, International Airport Facilities                 No Opt. Call         Baa1      14,521,338
                 Improvement Corporation, Revenue Refunding Bonds
                 (American Airlines), Series 2000C, 6.150%, 5/01/29
                 (Alternative Minimum Tax) (Mandatory put 11/01/07)

33


                            Nuveen Quality Income Municipal Fund, Inc. (NQU) (continued)

                                    Portfolio of INVESTMENTS October 31, 2000


    PRINCIPAL                                                                             OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TEXAS (continued)

$       4,815   Fort Worth Housing Finance Corporation, Home Mortgage                      10/01 at 103           Aa   $   5,004,759
                 Revenue Refunding Bonds, Series 1991A, 8.500%, 10/01/11

       11,000   Harris County Health Facilities Development Corporation (Texas),           10/09 at 101           AA       9,956,760
                 Texas Children's Hospital Project, Series 1999A Hospital
                 Revenue Bonds, 5.250%, 10/01/29

        7,815   City of Houston, Texas, Airport System Subordinate Lien                     7/01 at 102          AAA       8,084,774
                 Revenue Bonds, Series 1991B, 6.625%, 7/01/22
                 (Pre-refunded to 7/01/01)

       13,175   Houston Independent School District (Texas), Limited Tax                    2/09 at 100          AAA      11,462,118
                 Schoolhouse and Refunding Bonds, Series 1999A,
                 4.750%, 2/15/26

       36,735   City of Houston, Texas, Water and Sewer System,                            No Opt. Call          AAA       7,215,489
                 Junior Lien Revenue Refunding Bonds, Series 1998A,
                 0.000%, 12/01/28

       22,500   City of Houston, Texas, Water and Sewer System                             12/10 at 100          AAA      21,250,575
                 Junior Lien Revenue Refunding Bonds, Series 2000B,
                 5.250%, 12/01/30

       16,270   City of Houston, Texas, Water and Sewer System                             12/01 at 102          AAA      16,881,589
                 Junior Lien Revenue Refunding Bonds, Series 1991C,
                 6.375%, 12/01/17

        7,650   Port Authority of Corpus Christi, Nueces County, Texas,                     5/06 at 101         BBB-       7,031,574
                 Revenue Refunding Bonds, Series 1992 (Union Pacific
                 Corporation Project), 5.350%, 11/01/10

       14,680   San Antonio Independent School District (Bexar County, Texas),              8/09 at 100          AAA      14,891,392
                 Unlimited Tax School Building Bonds, Series 1999,
                 5.800%, 8/15/29


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.5%

        5,800   Carbon County, Utah, Solid Waste Disposal Refunding                         2/05 at 102          BB-       5,742,058
                 Revenue Bonds, Series 1995, Laidlaw/ECDC Project,
                 Guaranteed by Allied Waste Industries, 7.500%, 2/01/10
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.7%

        8,320   Virginia Housing Development Authority, Commonwealth                        1/02 at 102          AA+       8,575,840
                 Mortgage Bonds, 1992 Series A, 7.150%, 1/01/33


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 3.5%

        4,185   Public Utility District No. 1 of Douglas County, Washington,                9/06 at 106          AA-       5,147,424
                 Wells Hydro-Electric Revenue Bonds, Series of 1986,
                 8.750%, 9/01/18

       12,415   Federal Way School District No. 210, King County, Washington,              12/03 at 100        A1***      13,279,829
                 Unlimited Tax General Obligation Bonds, Series 1991,
                 6.950%, 12/01/11 (Pre-refunded to 12/01/03)

        1,675   Spokane Downtown Foundation, Parking Revenue Bonds,                         8/08 at 102          N/R       1,225,762
                 Series 1998 (River Park Square Project), 5.600%, 8/01/19

        4,000   North Thurston School District No. 3, Thurston County,                     12/02 at 100            A       4,136,280
                 Washington, Unlimited Tax General Obligation Bonds,
                 Series 1992, 6.500%, 12/01/09

       18,000   Washington Health Care Facilities Authority, Revenue Bonds,                 8/13 at 102          AAA      15,789,420
                 Series 1998 (Harrison Memorial Hospital), 5.000%, 8/15/28

        4,175   Washington State University, Recreation Center Revenue                      4/08 at 101          AAA       3,773,490
                 Bonds, Series 1998, 5.000%, 4/01/28


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 1.5%

        7,000   Wisconsin Housing and Economic Development Authority,                       1/02 at 102           AA       7,267,610
                 Housing Revenue Bonds, 1992 Series A, 6.850%, 11/01/12

       10,820   Wisconsin Health and Educational Facilities Authority,                     12/01 at 102          AAA      11,304,082
                 Revenue Bonds, Series 1991-B (Novus Health Group),
                 6.750%, 12/15/20 (Pre-refunded to 12/15/01)

34

    PRINCIPAL                                                                             OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WYOMING - 0.1%

$       1,025   Wyoming Community Development Authority, Single Family                     11/01 at 103           AA   $   1,059,040
                 Mortgage Bonds, Series 1988G (Federally Insured or
                 Guaranteed Mortgage Loans), 7.250%, 6/01/21
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
$   1,268,065   Total Investments (cost $1,161,333,016) - 96.3%                                                        1,193,385,258
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.7%                                                                      46,443,886
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                     $1,239,829,144
                ====================================================================================================================


                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.



                            Nuveen Premier Municipal Income Fund, Inc. (NPF)

                            Portfolio of
                                       INVESTMENTS October 31, 2000


    PRINCIPAL                                                                             OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ALABAMA - 1.0%

$       4,360   Alabama Higher Education Loan Corporation, Student Loan                    No Opt. Call          AAA   $   4,498,997
                 Revenue Refunding Bonds, Series 1994-D, 5.850%, 9/01/04
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 0.1%

          565   Municipality of Anchorage, Alaska, Home Mortgage Revenue                    3/02 at 102          AAA         584,572
                 Bonds (Mortgage-Backed Securities Program),
                 Series 1992, 8.000%, 3/01/09


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 4.7%

        5,500   Arizona Educational Loan Marketing Corporation, 1992 Educational           No Opt. Call          Aa2       5,540,095
                 Loan Revenue Bonds, Series B, 6.950%, 3/01/01
                 (Alternative Minimum Tax)

        3,650   Gilbert Unified School District No. 41 of Maricopa County,                  7/04 at 100          AAA       3,849,509
                 Arizona, School Improvement Bonds, Project of 1993,
                 Series C (1994), 6.100%, 7/01/14 (Pre-refunded to 7/01/04)

       10,960   Yuma Regional Medical Center on behalf of Hospital District             8/02 at 101 1/2       N/R***      11,769,725
                 No. 1 of Yuma County, Arizona, Hospital Revenue Improvement
                 and Refunding Bonds (Yuma Regional Medical Center Project),
                 Series 1992, 8.000%, 8/01/17 (Pre-refunded to 8/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.7%

        1,105   Arkansas Development Finance Authority, Single Family                       7/05 at 102          AAA       1,136,725
                 Mortgage Revenue Bonds, 1994 Series C (Mortgage-Backed
                 Securities Program), 6.600%, 7/01/17

        1,385   Arkansas Development Finance Authority, Single Family                       7/05 at 102          AAA       1,418,572
                 Mortgage Revenue Bonds, 1995 Series B (Mortgage-Backed
                 Securities Program), 6.550%, 7/01/18 (Alternative Minimum Tax)

          184   Drew County (Arkansas), Public Facilities Board, Single Family              8/03 at 103          Aaa         191,000
                 Mortgage Revenue Refunding Bonds, Series 1993A,
                 7.900%, 8/01/11

          275   Residential Housing Facilities Board of Greene County,                      1/02 at 103           Aa         283,649
                 Arkansas, Subordinated Mortgage Revenue Bonds,
                 Series 1991-1, 7.250%, 1/01/10

          245   Public Facilities Board of Stuttgart, Arkansas, Single Family               9/03 at 103          Aaa         258,514
                 Mortgage Revenue Refunding Bonds, Series 1993A,
                 7.900%, 9/01/11


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 3.7%

                Foothill/Eastern Transportation Corridor Agency, California,
                Toll Road Revenue Bonds, Series 1995A:
       33,000    0.000%, 1/01/17                                                           No Opt. Call          AAA      13,802,580
       10,000    0.000%, 1/01/22                                                           No Opt. Call          AAA       3,071,700


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 1.4%

                Colorado Health Facilities Authority, Hospital Refunding Revenue
                Bonds (National Jewish Center For Immunology and Respiratory
                Medicine Project), Series 1992:
          795    6.600%, 2/15/02                                                           No Opt. Call       N/R***         806,066
        1,250    6.875%, 2/15/12 (Pre-refunded to 2/15/02)                                  2/02 at 102       N/R***       1,308,413
        3,040    7.100%, 2/15/22 (Pre-refunded to 2/15/02)                                  2/02 at 102       N/R***       3,190,328

        1,000   Colorado Health Facilities Authority, Hospital Revenue                     12/09 at 101          Aaa       1,006,410
                 Bonds (Poudre Valley Health Care, Inc.), Series 1999A,
                 5.750%, 12/01/23


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 1.3%

        4,490   Connecticut Housing Finance Authority, Housing Mortgage                     5/06 at 102           AA       4,605,977
                 Finance Program Bonds, 1997 Series A, Subseries A-4,
                 6.200%, 11/15/22 (Alternative Minimum Tax)

        1,300   Connecticut Housing Finance Authority, Housing Mortgage                     5/06 at 102           AA       1,350,544
                 Finance Program Bonds, 1996 Series C-2, 6.250%, 11/15/18

36

    PRINCIPAL                                                                             OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                DISTRICT OF COLUMBIA - 1.4%

$       1,600   District of Columbia, Hospital Revenue Refunding Bonds,                     8/02 at 102        A3***   $   1,670,752
                 Washington Hospital Center Medlantic Issue, Series 1992A,
                 7.000%, 8/15/05 (Pre-refunded to 8/15/02)

                District of Columbia Housing Finance Agency, Multifamily Housing
                Refunding Revenue Bonds, Series 1992B (FHA-Insured Mortgage
                Loans - Section 8 Assisted Project):
          920    7.200%, 9/01/12                                                            9/02 at 102           Aa         953,516
        3,505    7.250%, 3/01/24                                                            9/02 at 102           Aa       3,638,155


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 0.9%

        4,000   Dade County, Florida, Aviation Bonds, Series 1996A,                        10/06 at 102          AAA       4,054,320
                 5.750%, 10/01/18 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 3.5%

        8,000   George L. Smith II World Congress Center Authority,                         7/10 at 101          AAA       7,873,760
                 Refunding Revenue Bonds (Domed Stadium Project),
                 Series 2000, 5.500%, 7/01/20 (Alternative Minimum Tax)

       10,000   State of Georgia, General Obligation Bonds, Series 2000C,                   7/10 at 100          AAA       8,205,100
                 4.000%, 7/01/20


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.5%

        2,250   Department of Budget and Finance of the State of Hawaii,                    1/09 at 101          AAA       2,332,508
                 Special Purpose Revenue Bonds (Hawaii Electric
                 Company, Inc. and Subsidiaries Project), Series 1999D,
                 6.150%, 1/01/20 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.3%

        1,140   Idaho Housing and Finance Association, Single Family                        7/06 at 102          Aa1       1,182,670
                 Mortgage Bonds, 1996 Series E, 6.350%, 7/01/14
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 21.3%

        4,500   City of Chicago (Illinois), General Obligation Adjustable               7/02 at 101 1/2          AAA       4,737,780
                 Rate Bonds, Central Public Library Project, Series C of 1988,
                 6.850%, 1/01/17 (Pre-refunded to 7/01/02)

                City of Chicago (Illinois), General Obligation Bonds (City
                Colleges of Chicago Capital Improvement Project), Series 1999:
        8,670    0.000%, 1/01/24                                                           No Opt. Call          AAA       2,284,892
       16,670    0.000%, 1/01/26                                                           No Opt. Call          AAA       3,905,948

                Chicago School Reform Board of Trustees of the Board of
                Education of the City of Chicago, Illinois, Unlimited Tax
                General Obligation Bonds (Dedicated Tax Revenues), Series 1998A:
        5,000    0.000%, 12/01/16                                                          No Opt. Call          AAA       2,036,950
       10,000    0.000%, 12/01/20                                                          No Opt. Call          AAA       3,148,400
        9,900    0.000%, 12/01/24                                                          No Opt. Call          AAA       2,426,193

                Chicago School Reform Board of Trustees of the Board of
                Education of the City of Chicago, Illinois, Unlimited Tax
                General Obligation Bonds (Dedicated Tax Revenues), Series 1999A:
       15,000    0.000%, 12/01/21                                                          No Opt. Call          AAA       4,441,200
       10,000    0.000%, 12/01/23                                                          No Opt. Call          AAA       2,609,700

        1,100   Public Building Commission of Chicago (Illinois), Building                 No Opt. Call          AAA       1,236,158
                 Revenue Bonds, Series B of 1990 (Board of Education of the
                 City of Chicago), 7.000%, 1/01/15

       13,000   City of Chicago (Illinois), Wastewater Transmission Revenue                 1/06 at 102          AAA      12,048,790
                 Bonds, Series 1995, 5.125%, 1/01/25

        7,450   Town of Cicero, Cook County, Illinois, General Obligation                  12/04 at 102       N/R***       8,318,894
                 Tax Increment Bonds, Series 1995A, 8.125%, 12/01/12
                 (Pre-refunded to 12/01/04)

        6,210   Illinois Development Finance Authority, Multifamily Housing                 3/02 at 102          N/R       6,466,846
                 Revenue Bonds, Series 1992 (Town and Garden Apartments
                 Project), 7.800%, 3/01/06 (Alternative Minimum Tax)

                Illinois Development Finance Authority, Multifamily Housing
                Bonds, Series 1990 (Affordable Housing Preservation Foundation
                Project), Subseries B (FHA-Insured Mortgage Loans - Lawless
                Gardens Project):
          600    7.650%, 7/01/07                                                            1/02 at 105          AAA         638,568
        5,270    7.650%, 12/31/31                                                           1/02 at 105          AAA       5,616,819

        7,400   Illinois Health Facilities Authority, Revenue Bonds, Series 1992            7/02 at 102      Baa2***       7,814,104
                 (Trinity Medical Center), 7.000%, 7/01/12 (Pre-refunded to 7/01/02)

          125   Illinois Health Facilities Authority, Revenue Refunding Bonds,              4/02 at 102       AA-***         131,341
                 Series 1992A (Evangelical Hospitals Corporation), 6.750%, 4/15/12
                 (Pre-refunded to 4/15/02)

37


                            Nuveen Premier Municipal Income Fund, Inc. (NPF) (continued)

                                    Portfolio of INVESTMENTS October 31, 2000


    PRINCIPAL                                                                             OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS (continued)

$       4,590   Illinois Housing Development Authority, Section 8 Elderly                   9/02 at 102            A   $   4,705,209
                 Housing Revenue Bonds (Garden House of Maywood
                 Development), Series 1992, 7.000%, 9/01/18

          620   Illinois Housing Development Authority, Section 8 Elderly                   1/03 at 102         A***         655,755
                 Housing Revenue Bonds (Morningside North Development),
                 Series 1992D, 6.600%, 1/01/07 (Pre-refunded to 1/01/03)

                Metropolitan Pier and Exposition Authority (Illinois), McCormick
                Place Expansion Project Refunding Bonds, Series 1996A:
        8,330    0.000%, 12/15/16                                                          No Opt. Call          AAA       3,440,790
        9,400    0.000%, 12/15/18                                                          No Opt. Call          AAA       3,412,576
       10,775    0.000%, 12/15/24                                                          No Opt. Call          AAA       2,687,608

        2,000   Onterie Center Housing Finance Corporation (An Illinois                     7/02 at 102          AAA       2,086,700
                 Not For Profit Corporation), Mortgage Revenue Refunding
                 Bonds, Series 1992A (FHA-Insured Mortgage Loan -
                 Onterie Center Project),
                 7.050%, 7/01/27

                Village of Sugar Grove, Kane County, Illinois, Waterworks and
                Sewerage Refunding Revenue Bonds, Series 1992:
        1,395    7.500%, 5/01/17 (Pre-refunded to 5/01/02)                                  5/02 at 102       N/R***       1,480,834
        1,440    7.500%, 5/01/17                                                            5/02 at 102          N/R       1,500,811

        5,190   Town of Wood River, Wood River Township Hospital,                           2/04 at 102          N/R       4,333,910
                 Madison County, Illinois, General Obligation Bonds
                 (Alternate Revenue Source), Series 1993, 6.625%, 2/01/14

        5,135   Town of Wood River, Wood River Township Hospital,                           2/04 at 102          N/R       4,238,224
                 Madison County, Illinois, General Obligation Tort Immunity
                 Bonds, Series 1993, 6.500%, 2/01/14


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 3.7%

                Crown Point Multi-School Building Corporation, Indiana, First
                Mortgage Bonds, Series 2000 (Crown Point Community School
                Corporation):
        7,480    0.000%, 1/15/21                                                           No Opt. Call          AAA       2,356,050
        7,980    0.000%, 1/15/22                                                           No Opt. Call          AAA       2,359,207
        6,180    0.000%, 1/15/23                                                           No Opt. Call          AAA       1,717,607

       29,255   The Indianapolis Local Public Improvement Bond Bank,                       No Opt. Call          AAA       7,192,634
                  Indiana, Series 1999E, 0.000%, 2/01/25

        2,860   PHM Elementary/Middle School Building Corporation, St. Joseph              No Opt. Call            A       3,101,470
                 County, Indiana, First Mortgage Bonds, Series 1994,
                 6.300%, 1/15/09


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 0.4%

        1,655   Iowa Student Loan Liquidity Corporation, Student Loan                      12/02 at 102          Aaa       1,704,865
                 Revenue Bonds, Senior Series B, 5.750%, 12/01/06
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.8%

        1,675   City of Hutchinson, Kansas, Single Family Mortgage Revenue                  6/02 at 103            A       1,746,941
                 Refunding Bonds, Series 1992, 8.875%, 12/01/12

        6,440   The Unified Government of Wyandotte County, Kansas City,                   No Opt. Call          AAA       2,052,686
                 Kansas, Sales Tax Special Obligation Revenue Bonds (Kansas
                 International Speedway Corporation Project), Series 1999,
                 0.000%, 12/01/20


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.1%

        5,000   Kentucky Rural Economic Development Authority, Economic                     7/02 at 102          N/R       5,129,800
                 Development Project Revenue Bonds, Series 1992 (Donnelly
                 Corporation Project), 8.125%, 7/01/12 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 0.3%

        1,310   Louisiana Housing Finance Agency, Mortgage Revenue                          9/05 at 103          AAA       1,328,746
                 Bonds (GNMA Collateralized Mortgage Loan - St. Dominic
                 Assisted Care Facility), Series 1995, 6.850%, 9/01/25


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 1.8%

        7,965   Maine Educational Loan Marketing Corporation, Subordinate                  No Opt. Call            A       8,126,291
                 Student Loan Revenue Bonds, Series 1994-2,
                 6.250%, 11/01/06 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 1.4%

        6,000   Anne Arundel County, Maryland, Multifamily Housing                         No Opt. Call          BBB       6,270,300
                 Revenue Bonds (Woodside Apartments Project), Series 1994,
                 7.450%, 12/01/24 (Alternative Minimum Tax)
                 (Mandatory put 12/01/03)

38

    PRINCIPAL                                                                             OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MASSACHUSETTS - 7.5%

$          30   Massachusetts Municipal Wholesale Electric Company,                        No Opt. Call         BBB+   $      32,831
                 Power Supply System Revenue Bonds, 1987 Series A,
                 8.750%, 7/01/18

        2,450   Massachusetts Health and Educational Facilities Authority,                  4/02 at 102          AAA       2,579,385
                 Revenue Bonds, New England Deaconess Hospital Issue,
                 Series D, 6.875%, 4/01/22 (Pre-refunded to 4/01/02)

        3,875   Massachusetts Health and Educational Facilities Authority,                  2/04 at 102          Aa2       3,970,325
                 Revenue Refunding Bonds, Youville Hospital Issue
                 (FHA-Insured Project), Series B, 6.000%, 2/15/25

        6,585   Massachusetts Health and Educational Facilities Authority,                  5/08 at 102          AAA       5,690,955
                 Catholic Health East Issue, Series 1998B, 5.000%, 11/15/28

        8,960   Massachusetts Industrial Finance Agency, Resource                           7/01 at 103          N/R       9,393,306
                 Recovery Revenue Bonds (Semass Project), Series 1991B,
                 9.250%, 7/01/15 (Alternative Minimum Tax)

        2,000   Massachusetts Housing Finance Agency, Rental Housing                        7/07 at 101          AAA       1,910,000
                 Mortgage Revenue Bonds, 1997 Series C, 5.625%, 7/01/40
                  (Alternative Minimum Tax)

        9,780   Massachusetts Water Resources Authority, General Revenue                    7/02 at 102          AAA      10,345,284
                  Bonds, 1992 Series A, 6.750%, 7/15/12 (Pre-refunded to 7/15/02)


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 0.9%

        1,975   Charter Township of Clinton, County of Macomb, State                        4/09 at 101          AAA       1,615,748
                 of Michigan, 1998 General Obligation Unlimited Tax Police
                 Building Bonds, 4.000%, 4/01/18

        2,500   Wayne County Building Authority, State of Michigan, Building                3/02 at 102        A-***       2,660,850
                 Authority Bonds (Capital Improvement), Series 1992A
                 (Limited Tax - General Obligation), 8.000%, 3/01/17
                 (Pre-refunded to 3/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 3.7%

        7,990   City of Eden Prairie, Minnesota, Multifamily Housing Revenue           11/10 at 103 1/2          Aaa       8,314,873
                 Bonds, Series 2000 (GNMA Collateralized Mortgage Loan -
                 Lincoln Park Project), Series 2000A-1, 6.650%, 5/20/42
                 (WI, settling 11/17/00)

       10,780   Northwest Minnesota Multi-County, Housing and                              10/04 at 102          N/R       8,648,147
                 Redevelopment Authority, Governmental Housing Revenue
                 Bonds (Pooled Housing Program), Series 1994A, 8.125%, 10/01/26


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 0.7%

        8,610   Mississippi Home Corporation, Residual Revenue Capital                 3/04 at 41 21/32          Aaa       3,023,315
                 Appreciation Bonds, Series 1992-I, 0.000%, 9/15/16


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 3.7%

        2,830   City of Grand Island, Nebraska, Electric System Revenue Bonds,              3/01 at 100        A+***       3,054,815
                 1977 Series, 6.100%, 9/01/12

        2,350   Nebraska Higher Education Loan Program Inc., Senior                        No Opt. Call          AAA       2,509,800
                 Subordinate Bonds, Series A-5B, 6.250%, 6/01/18
                 (Alternative Minimum Tax)

       10,935   Omaha Public Power District (Nebraska), Electric System                 2/02 at 101 1/2          AAA      11,367,370
                 Revenue Bonds, 1992 Series A, 6.500%, 2/01/17
                 (Pre-refunded to 2/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 1.3%

          890   New Hampshire Municipal Bond Bank, Educational Institutions                No Opt. Call          N/R         919,646
                 Division Revenue Bonds (1994 Coe-Brown Northwood
                 Academy Project), 7.250%, 5/01/09

        5,000   New Hampshire Housing Finance Authority, Multifamily                        7/10 at 101          Aaa       5,049,400
                 Housing Revenue Bonds, 1994 Issue Remarketing (Countryside
                 Limited Partnership - Countryside Project), 6.100%, 7/01/24
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 13.5%

        1,000   The City of New York, New York, General Obligation Bonds,                  No Opt. Call            A       1,081,890
                 Fiscal 1995 Series A, 7.000%, 8/01/04

        2,075   The City of New York, New York, General Obligation Bonds,              11/01 at 101 1/2          AAA       2,191,968
                 Fiscal 1991 Series F, 8.400%, 11/15/05 (Pre-refunded to 11/15/01)

        2,000   The City of New York, New York, General Obligation Bonds,               8/02 at 101 1/2          AAA       2,106,480
                 Fiscal 1992 Series C, 6.625%, 8/01/12 (Pre-refunded to 8/01/02)

        4,000   The City of New York, New York, General Obligation Bonds,               2/06 at 101 1/2            A       4,077,880
                 Fiscal 1996 Series J1, 5.875%, 2/15/19

                The City of New York, New York, General Obligation Bonds, Fiscal
                1991 Series D:
        3,920    9.500%, 8/01/02 (Pre-refunded to 8/01/01)                              8/01 at 101 1/2          Aaa       4,127,486
           80    9.500%, 8/01/02                                                        8/01 at 101 1/2            A          84,040

39

                            Nuveen Premier Municipal Income Fund, Inc. (NPF) (continued)

                                    Portfolio of INVESTMENTS October 31, 2000


    PRINCIPAL                                                                             OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK (continued)

                The City of New York, New York, General Obligation Bonds, Fiscal
                1995 Series E:
$         450    6.500%, 8/01/02                                                           No Opt. Call          Aaa   $     466,749
        1,100    6.500%, 8/01/02                                                           No Opt. Call            A       1,137,565
        3,080    6.600%, 8/01/04                                                           No Opt. Call            A       3,294,614

        4,480   New York City Transitional Finance Authority, Future Tax                    8/07 at 101           AA       4,233,286
                 Secured Bonds, Fiscal 1998 Series A, 5.125%, 8/15/21

       10,000   Dormitory Authority of the State of New York, State University              5/10 at 101          AAA       9,849,000
                 Educational Facilities Revenue Bonds, Series 2000B,
                 1999 Resolution, 5.500%, 5/15/30

        5,000   New York Local Government Assistance Corporation,                           4/01 at 102          AAA       5,165,850
                 Series 1991B, 7.500%, 4/01/20 (Pre-refunded to 4/01/01)

        5,550   New York State Medical Care Facilities Finance Agency,                      8/02 at 102          AAA       5,679,759
                 Hospital and Nursing Home FHA-Insured Mortgage Revenue
                 Bonds, 1992 Series B, 6.200%, 8/15/22

        4,650   New York State Medical Care Facilities Finance Agency,                      8/03 at 102          AAA       4,755,416
                 St. Lukes-Roosevelt Hospital Center FHA-Insured Mortgage
                 Revenue Bonds, 1993 Series A, 5.600%, 8/15/13

        4,000   New York State Medical Care Facilities Finance Agency,                      2/04 at 102          AAA       3,913,960
                 Hospital Insured Mortgage Revenue Bonds, 1994 Series A
                 Refunding, 5.500%, 8/15/24

        8,450   New York State Urban Development Corporation, State                         4/01 at 102          Aaa       8,730,287
                 Facilities Revenue Bonds, Series 1991, 7.500%, 4/01/20
                 (Pre-refunded to 4/01/01)


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 2.9%

       10,300   North Carolina Eastern Municipal Power Agency, Power                       No Opt. Call          AAA      10,985,362
                 System Revenue Bonds, Refunding Series 1993B,
                 6.000%, 1/01/22

        2,130   North Carolina Housing Finance Agency, Multifamily Revenue                  7/02 at 102          Aa2       2,218,693
                 Refunding Bonds (1992 Refunding Bond Resolution),
                 Series B, 6.900%, 7/01/24


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 0.6%

        2,110   Cleveland-Rock Glen Housing Assistance Corporation,                         7/04 at 103          AAA       2,197,249
                 Mortgage Revenue Refunding Bonds, Series 1994A
                 (FHA-Insured Mortgage Loans - Section 8 Assisted Projects),
                 6.750%, 1/15/25

          675   Toledo-Lucas County Port Authority, Development Revenue                    11/00 at 102          N/R         684,545
                 Bonds (Northwest Ohio Bond Fund), Series 1992A,
                 7.750%, 5/15/07 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 3.8%

        2,000   Falls Township Hospital Authority, Refunding Revenue Bonds,                 8/02 at 102          AAA       2,100,820
                 The Delaware Valley Medical Center Project (FHA-Insured
                 Mortgage), Series 1992, 7.000%, 8/01/22

          520   Northampton County Hospital Authority (Pennsylvania),                      No Opt. Call         BBB-         521,659
                 Hospital Revenue Bonds (Easton Hospital), Series A of 1992,
                 6.900%, 1/01/02

        7,110   City of Philadelphia, Pennsylvania, Water and Sewer                        No Opt. Call          AAA       7,575,705
                 Revenue Bonds, Tenth Series, 7.350%, 9/01/04

        2,500   The Hospitals and Higher Education Facilities Authority                     8/02 at 102           A+       2,612,725
                 of Philadelphia, Hospital Revenue Bonds (Children's
                 Seashore House), Series 1992A, 7.000%, 8/15/12

        4,450   The Hospitals and Higher Education Facilities Authority                     8/02 at 102           A+       4,650,651
                 of Philadelphia, Hospital Revenue Bonds (Children's
                 Seashore House), Series 1992B, 7.000%, 8/15/22


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 0.8%

                The Health and Educational Facilities Board of the City of
                Johnson, Tennessee, Hospital Revenue Refunding and Improvement
                Bonds, Series 1998C (Johnson City Medical Center Hospital):
        2,060    5.125%, 7/01/25 (Pre-refunded to 7/01/23)                                  7/23 at 100          AAA       1,933,825
        1,590    5.125%, 7/01/25                                                            1/09 at 101          AAA       1,484,519


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 1.1%

        4,084   General Services Commission (an Agency of the State                         9/01 at 101            A       4,211,440
                 of Texas), as Lessee, Participation Interests, 7.500%, 9/01/22

          880   Victoria Housing Finance Corporation, Single Family Mortgage               No Opt. Call          Aaa         909,269
                 Revenue Refunding Bonds, Series 1995, 8.125%, 1/01/11

40

    PRINCIPAL                                                                             OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                UTAH - 0.5%

$         585   Utah Housing Finance Agency, Single Family Mortgage                         1/07 at 102           AA   $     593,447
                 Bonds, 1996 Series C, 6.450%, 7/01/14 (Alternative
                 Minimum Tax)

        1,875   Utah Housing Finance Agency, Single Family Mortgage                     7/07 at 101 1/2           AA       1,897,781
                 Bonds, 1997 Series F, 5.750%, 7/01/15 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 1.9%

        3,200   Suffolk Redevelopment and Housing Authority, Multifamily                    7/02 at 104         Baa2       3,348,480
                 Housing Revenue Refunding Bonds, Series 1994 (Chase
                 Heritage at Dulles Project), 7.000%, 7/01/24
                 (Mandatory put 7/01/04)

        5,000   Virginia Housing Development Authority, Commonwealth                        1/02 at 102          AA+       5,156,700
                 Mortgage Bonds, 1992 Series A, 7.100%, 1/01/22


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 3.3%

        9,500   State of Washington, General Obligation and General                        No Opt. Call          AA+      10,476,980
                 Obligation Refunding Bonds, Series 1992A and AT-6,
                 6.250%, 2/01/11

        2,500   Washington Health Care Facilities Authority, Revenue Bonds,                 2/02 at 102       AA-***       2,618,425
                 Series 1992 (Sacred Heart Medical Center, Spokane),
                 6.875%, 2/15/12 (Pre-refunded to 2/15/02)

        2,000   Washington Public Power Supply System, Nuclear Project                      1/01 at 102          Aa1       2,048,200
                 No. 3 Refunding Revenue Bonds, Series 1990B, 7.375%, 7/01/04


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 0.3%

        1,220   West Virginia Housing Development Fund, Housing Finance                     5/02 at 102          AAA       1,249,792
                 Bonds, 1992 Series B, 7.200%, 11/01/20 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 3.2%

        2,985   Silver Lake Sanitary District, Waushara County, Wisconsin,                 10/02 at 100       N/R***       3,180,577
                 Sewer System Mortgage Revenue Bonds, 8.000%, 10/01/18
                 (Pre-refunded to 10/01/02)

        5,950   Wisconsin Housing and Economic Development Authority,                       1/02 at 102           AA       6,177,463
                 Housing Revenue Bonds, 1992 Series A, 6.850%, 11/01/12

        5,000   Wisconsin Health and Educational Facilities Authority,                      2/10 at 101           AA       5,150,500
                 Revenue Bonds, Series 1999 (Marshfield Clinic), 6.250%, 2/15/18
------------------------------------------------------------------------------------------------------------------------------------
$     595,688   Total Investments (cost $442,116,279) - 100.0%                                                           454,042,841
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.0%                                                                          60,501
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $ 454,103,342
                ====================================================================================================================



                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.


Statement of
           NET ASSETS October 31, 2000



                                                             INVESTMENT               SELECT             QUALITY             PREMIER
                                                                QUALITY              QUALITY              INCOME              INCOME
                                                                  (NQM)                (NQS)               (NQU)               (NPF)
------------------------------------------------------------------------------------------------------------------------------------
Assets
 Investments in municipal securities, at market value      $825,177,192         $748,153,851      $1,193,385,258        $454,042,841
 Temporary investments in short-term
   municipal securities, at amortized cost,
   which approximates market value                                   --            7,000,000                  --                  --
 Cash                                                                --            2,035,541          11,396,914           2,831,077
 Receivables:
   Interest                                                  16,175,725           14,566,991          23,458,077           6,848,026
   Investments sold                                          19,221,465            1,073,891          32,166,567             496,849
 Other assets                                                    20,339               20,201              30,681              14,811
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                          860,594,721          772,850,475       1,260,437,497         464,233,604
------------------------------------------------------------------------------------------------------------------------------------
Liabilities
 Cash overdraft                                              10,458,613                   --                  --                  --
 Payable for investments purchased                           21,481,982                   --          15,221,052           8,037,230
 Accrued expenses:
   Management fees                                              435,098              407,240             648,267             243,772
   Other                                                        200,953              122,027             391,277             217,532
 Preferred share dividends payable                              141,842              130,819             228,261              97,814
 Common share dividends payable                               2,556,052            2,507,647           4,119,496           1,533,914
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                      35,274,540            3,167,733          20,608,353          10,130,262
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                 $825,320,181         $769,682,742      $1,239,829,144        $454,103,342
====================================================================================================================================

Preferred shares, at liquidation value                     $301,000,000         $279,000,000      $  452,000,000        $165,000,000
====================================================================================================================================

Preferred shares outstanding                                     12,040               11,160              18,080               6,600
====================================================================================================================================

Common shares outstanding                                    35,748,959           33,887,474          54,204,488          20,051,949
====================================================================================================================================

Netasset value per Common share outstanding (net assets less Preferred shares at liquidation value, divided by Common
   shares outstanding)                                     $     14.67          $      14.48      $       14.53         $      14.42
====================================================================================================================================



See accompanying notes to financial statements.

Statement of
           OPERATIONS Year Ended October 31, 2000

                                                             INVESTMENT               SELECT             QUALITY          PREMIER
                                                                QUALITY              QUALITY              INCOME           INCOME
                                                                  (NQM)                (NQS)               (NQU)            (NPF)
---------------------------------------------------------------------------------------------------------------------------------
Investment Income                                           $49,555,392          $47,306,859         $78,569,996      $28,756,930
---------------------------------------------------------------------------------------------------------------------------------
Expenses
 Management fees                                              5,045,678            4,745,799           7,586,054        2,856,170
 Preferred shares - auction fees                                733,252              683,117           1,111,370          403,186
 Preferred shares - dividend disbursing agent fees               50,138               58,138              60,163           30,082
 Shareholders' servicing agent fees and expenses                 63,211               45,305              95,338           29,771
 Custodian's fees and expenses                                  119,836              105,492             176,730           86,289
 Directors' fees and expenses                                    13,884               13,146              20,250            8,389
 Professional fees                                                6,336               12,284               8,066           32,412
 Shareholders' reports - printing and
   mailing expenses                                              41,082               41,539             102,292           45,729
 Stock exchange listing fees                                     32,807               33,183              51,130           30,753
 Investor relations expense                                      85,977               63,866             104,912           38,201
 Other expenses                                                  62,634               42,666              59,656           52,391
---------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                    6,254,835            5,844,535           9,375,961        3,613,373
   Custodian fee credit                                         (75,693)             (46,795)            (59,918)         (39,326)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                  6,179,142            5,797,740           9,316,043        3,574,047
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                        43,376,250           41,509,119          69,253,953       25,182,883
---------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized
Gain (Loss) from Investments
 Net realized gain (loss) from
   investment transactions                                   (2,187,570)             429,356           1,262,287       (1,476,362)
Change in net unrealized appreciation
      (depreciation) of investments                          25,862,636           15,449,974          10,564,892        5,658,575
---------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                    23,675,066           15,879,330          11,827,179        4,182,213
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                  $67,051,316          $57,388,449         $81,081,132      $29,365,096
=================================================================================================================================



See accompanying notes to financial statements.

Statement of
           CHANGES IN NET ASSETS

                                                              INVESTMENT QUALITY (NQM)                   SELECT QUALITY (NQS)
                                                         -----------------------------------     ---------------------------------
                                                           YEAR ENDED           YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                             10/31/00             10/31/99            10/31/00            10/31/99
----------------------------------------------------------------------------------------------------------------------------------
Operations
 Net investment income                                   $ 43,376,250         $ 43,074,759        $ 41,509,119        $ 41,453,626
 Net realized gain (loss) from
   investment transactions                                 (2,187,570)             338,511             429,356           5,858,883
 Change in net unrealized appreciation
   (depreciation) of investments                           25,862,636          (70,205,721)         15,449,974         (61,475,965)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
      net assets from operations                           67,051,316          (26,792,451)         57,388,449         (14,163,456)
----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From undistributed net investment income:
   Common shareholders                                    (31,909,307)         (34,265,653)        (31,279,754)        (32,426,412)
   Preferred shareholders                                 (12,163,240)          (8,670,344)        (11,427,939)         (8,276,367)
 From and in excess of net realized gains
   from investment transactions:
   Common shareholders                                       (129,711)                  --             (78,386)                 --
   Preferred shareholders                                     (37,355)                  --             (21,716)                 --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
      distributions to shareholders                       (44,239,613)         (42,935,997)        (42,807,795)        (40,702,779)
----------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions
 Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions                                   --            1,719,616                  --           1,695,759
 Net proceeds from sale of Preferred shares                        --           50,366,822                  --          38,498,158
----------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets from capital
   share transactions                                              --           52,086,438                  --          40,193,917
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                      22,811,703          (17,642,010)         14,580,654         (14,672,318)
Net assets at the beginning of year                       802,508,478          820,150,488         755,102,088         769,774,406
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                            $825,320,181         $802,508,478        $769,682,742        $755,102,088
==================================================================================================================================
Balance of undistributed net investment
   income at the end of year                             $     78,116         $    759,320        $    218,441        $  1,404,794
==================================================================================================================================



See accompanying notes to financial statements.

                                                               QUALITY INCOME (NQU)                      PREMIER INCOME (NPF)
                                                    ----------------------------------------    ----------------------------------
                                                           YEAR ENDED           YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                             10/31/00             10/31/99            10/31/00            10/31/99
----------------------------------------------------------------------------------------------------------------------------------
Operations
 Net investment income                                 $   69,253,953       $   68,385,627        $ 25,182,883        $ 24,338,021
 Net realized gain (loss) from
   investment transactions                                  1,262,287            1,695,294          (1,476,362)           (103,628)
 Change in net unrealized appreciation
   (depreciation) of investments                           10,564,892          (81,930,200)          5,658,575         (30,317,584)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
      net assets from operations                           81,081,132          (11,849,279)         29,365,096          (6,083,191)
----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From undistributed net investment income:
   Common shareholders                                    (51,692,078)         (55,411,229)        (18,975,126)        (19,324,413)
   Preferred shareholders                                 (18,405,376)         (13,547,036)         (6,795,906)         (4,817,350)
 From and in excess of net realized gains
  from investment transactions:
   Common shareholders                                             --                   --                  --             (45,889)
   Preferred shareholders                                          --                   --                  --             (11,424)
----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
      distributions to shareholders                       (70,097,454)         (68,958,265)        (25,771,032)        (24,199,076)
----------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions
 Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions                                   --            6,887,216                  --           2,004,966
 Net proceeds from sale of
   Preferred shares                                                --           51,357,544                  --          24,638,050
----------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets from
   capital share transactions                                      --           58,244,760                  --          26,643,016
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                      10,983,678          (22,562,784)          3,594,064          (3,639,251)
Net assets at the beginning of year                     1,228,845,466        1,251,408,250         450,509,278         454,148,529
----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                          $1,239,829,144       $1,228,845,466        $454,103,342        $450,509,278
==================================================================================================================================
Balance of undistributed net investment
   income at the end of year                           $      135,043       $      943,351        $     63,250        $    645,422
==================================================================================================================================


See accompanying notes to financial statements.

Notes to
           FINANCIAL STATEMENTS







1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The National Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Investment Quality Municipal Fund, Inc. (NQM), Nuveen Select Quality Municipal Fund, Inc. (NQS), Nuveen Quality Income Municipal Fund, Inc.(NQU) and Nuveen Premier Municipal Income Fund, Inc.
(NPF).

Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At October 31, 2000, Investment Quality (NQM) and Premier Income (NPF) had outstanding when-issued purchase commitments of $21,481,982 and $8,037,230, respectively. There were no such outstanding purchase commitments in either Select Quality (NQS) or Quality Income (NQU).

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.01 per Common share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. All income dividends paid during the fiscal year ended October 31, 2000, have been designated Exempt Interest Dividends. Net realized capital gain and market discount distributions are subject to federal taxation.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares
The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set by the auction agent. The number of shares outstanding, by Series and in total, for each Fund is as follows:


                              INVESTMENT       SELECT      QUALITY      PREMIER
                                 QUALITY      QUALITY       INCOME       INCOME
                                   (NQM)        (NQS)        (NQU)        (NPF)
-------------------------------------------------------------------------------
Number of shares:
   Series M                        2,500        2,000        3,000        1,000
   Series T                        2,500        2,000        3,000        2,800
   Series W                        2,500        2,800        3,000           --
   Series W2                          --           --        2,080           --
   Series Th                       2,040        1,560        4,000        2,800
   Series F                        2,500        2,800        3,000           --
-------------------------------------------------------------------------------
Total                             12,040       11,160       18,080        6,600
===============================================================================

Derivative Financial Instruments
The Funds may invest in transactions in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended October 31, 2000.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Organization and Offering Costs
Costs incurred by the Funds in connection with their organization and offering of Preferred shares were recorded as a reduction of the proceeds from the sale of the shares.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES
Transactions in Common and Preferred shares were as follows:

                                                      INVESTMENT QUALITY (NQM)      SELECT QUALITY (NQS)
                                                    ---------------------------- ---------------------------
                                                        YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                                         10/31/00     10/31/99     10/31/00      10/31/99
------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of
   distributions                                                --      110,452           --      106,069
============================================================================================================

Preferred shares sold                                           --        2,040           --        1,560
============================================================================================================

                                                        QUALITY INCOME (NQU)        PREMIER INCOME (NPF)
                                                     --------------------------  ---------------------------
                                                        YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                                         10/31/00     10/31/99     10/31/00      10/31/99
------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of
   distributions                                                --      427,864           --      124,386
============================================================================================================

Preferred shares sold                                           --        2,080           --        1,000
============================================================================================================


Notes to
        FINANCIAL STATEMENTS (continued)















3. DISTRIBUTIONS TO COMMON SHAREHOLDERS
The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on December 1, 2000, to shareholders of record on November 15, 2000, as follows:

                                                        INVESTMENT       SELECT      QUALITY      PREMIER
                                                           QUALITY      QUALITY       INCOME       INCOME
                                                             (NQM)        (NQS)        (NQU)        (NPF)
---------------------------------------------------------------------------------------------------------
Dividend per share                                          $.0715       $.0740       $.0760       $.0765
=========================================================================================================


4. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in long-term municipal securities and short-term municipal securities for the fiscal year ended October 31, 2000, were as follows:

                                                        INVESTMENT       SELECT      QUALITY      PREMIER
                                                           QUALITY      QUALITY       INCOME       INCOME
                                                             (NQM)        (NQS)        (NQU)        (NPF)
----------------------------------------------------------------------------------------------------------
Purchases:
   Long-term municipal securities                    $283,564,094  $221,200,614  $277,980,040  $55,931,044
   Short-term municipal securities                     56,440,000    96,580,000    35,700,000   48,610,000
Sales and maturities:
   Long-term municipal securities                     275,366,891   232,194,608   306,870,391   40,020,217
   Short-term municipal securities                     56,440,000   115,980,000    35,700,000   68,200,000
==========================================================================================================


At October 31, 2000, the identified cost of investments owned for federal income tax purposes were as follows:

                     INVESTMENT         SELECT         QUALITY         PREMIER
                        QUALITY        QUALITY          INCOME          INCOME
                          (NQM)          (NQS)            (NQU)          (NPF)
------------------------------------------------------------------------------
                  $797,300,725    $736,819,913   $1,161,747,316   $442,116,279
==============================================================================



At October 31, 2000, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                        INVESTMENT       SELECT      PREMIER
                                           QUALITY      QUALITY       INCOME
                                             (NQM)        (NQS)        (NPF)
-----------------------------------------------------------------------------
Expiration year:
   2005                                 $       --      $13,683   $       --
   2006                                         --           --           --
   2007                                         --           --      103,628
   2008                                  2,187,570           --    1,473,467
----------------------------------------------------------------------------
Total                                   $2,187,570      $13,683   $1,577,095
============================================================================

5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at October 31, 2000, were as follows:

                                                        INVESTMENT       SELECT      QUALITY      PREMIER
                                                           QUALITY      QUALITY       INCOME       INCOME
                                                             (NQM)        (NQS)        (NQU)        (NPF)
----------------------------------------------------------------------------------------------------------
Gross unrealized:
   appreciation                                        $33,017,624  $25,763,965  $44,167,321  $20,052,869
   depreciation                                         (5,141,157)  (7,430,027) (12,529,379)  (8,126,307)
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation                            $27,876,467  $18,333,938  $31,637,942  $11,926,562
=========================================================================================================

6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets of each Fund as follows:

AVERAGE DAILY NET ASSETS                                     MANAGEMENT FEE
----------------------------------------------------------------------------
For the first $125 million                                      .6500 of 1%
For the next $125 million                                       .6375 of 1
For the next $250 million                                       .6250 of 1
For the next $500 million                                       .6125 of 1
For the next $1 billion                                         .6000 of 1
============================================================================


The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

7. COMPOSITION OF NET ASSETS
At October 31, 2000, net assets consisted of:

                                                        INVESTMENT          SELECT           QUALITY         PREMIER
                                                           QUALITY         QUALITY            INCOME          INCOME
                                                             (NQM)           (NQS)             (NQU)           (NPF)
-----------------------------------------------------------------------------------------------------------------------
Preferred shares, $25,000 stated value per share,
    at liquidation value                              $301,000,000    $279,000,000    $  452,000,000    $165,000,000
Common shares, $.01 par value per share                    357,490         338,875           542,045         200,519
Paid-in surplus                                        498,195,678     471,805,615       754,955,275     278,490,106
Balance of undistributed net investment income              78,116         218,441           135,043          63,250
Accumulated net realized gain (loss) from
   investment transactions                              (2,187,570)        (14,127)          144,539      (1,577,095)
Net unrealized appreciation of investments              27,876,467      18,333,938        32,052,242      11,926,562
-----------------------------------------------------------------------------------------------------------------------

Net assets                                            $825,320,181    $769,682,742    $1,239,829,144    $454,103,342
=======================================================================================================================

Authorized shares:
   Common                                              200,000,000     200,000,000       200,000,000     200,000,000
   Preferred                                             1,000,000       1,000,000         1,000,000       1,000,000
=======================================================================================================================


8. INVESTMENT COMPOSITION
At October 31, 2000, the revenue sources by municipal purpose, expressed as a percent of long-term investments, were as follows:

                                               INVESTMENT       SELECT      QUALITY      PREMIER
                                                  QUALITY      QUALITY       INCOME       INCOME
                                                    (NQM)        (NQS)        (NQU)        (NPF)
-------------------------------------------------------------------------------------------------
Consumer Staples                                      1%         --%             4%         --%
Education and Civic Organizations                     4            1            --           7
Healthcare                                           14            9             8           7
Housing/Multifamily                                   5            7             3          15
Housing/Single Family                                 9           12             8           5
Tax Obligation/General                               14           12            11          11
Tax Obligation/Limited                                8           13             4          12
Transportation                                       14           10                         1
U.S. Guaranteed                                      11           19            29          30
Utilities                                             9           10             9           5
Water and Sewer                                      10            6             8           3
Other                                                 1            1             3           4
------------------------------------------------------------------------------------------------
                                                    100%         100%          100%        100%
================================================================================================


Certain long-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (56% for Investment Quality (NQM), 65% for Select Quality (NQS), 53% for Quality Income (NQU) and 57% for Premier Income (NPF)) .

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

              Financial HIGHLIGHTS

Selected data for a Common share outstanding throughout each year ended October 31:

                               Investment Operations                                  Less Distributions
                       ----------------------------------------   ------------------------------------------------------------
                                                                                                 From        From
                                                                                               and In      and In
                                                                         Net           Net  Excess of   Excess of
                                                  Net             Investment    Investment    Capital     Capital
                                            Realized/              Income to     Income to   Gains to    Gains to
              Beginning      Net           Unrealized                 Common     Preferred     Common   Preferred
              Net Asset      Investment    Investment                 Share-        Share-     Share-      Share-
              Value          Income        Gain (Loss)     Total     holders      holders+    holders     holders+    Total
==============================================================================================================================
INVESTMENT QUALITY (NQM)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2000          $14.03           $1.21           $.66       $1.87       $(.89)       $(.34)    $   --      $   --      $(1.23)
1999          16.00             1.21          (1.96)       (.75)       (.96)        (.24)        --          --       (1.20)
1998          15.77             1.22            .25        1.47        (.98)        (.25)      (.01)         --       (1.24)
1997          15.48             1.25            .30        1.55       (1.01)        (.25)        --          --       (1.26)
1996          15.65             1.29           (.17)       1.12       (1.03)        (.26)        --          --       (1.29)

SELECT QUALITY (NQS)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2000          14.05             1.22            .47        1.69        (.92)        (.34)        --          --       (1.26)
1999          15.68             1.22          (1.64)       (.42)       (.96)        (.24)        --          --       (1.20)
1998          15.48             1.23            .19        1.42        (.97)        (.25)        --          --       (1.22)
1997          15.12             1.25            .37        1.62       (1.01)        (.25)        --          --       (1.26)
1996          15.29             1.27           (.17)       1.10       (1.01)        (.26)        --          --       (1.27)

QUALITY INCOME (NQU)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2000          14.33             1.28            .21        1.49        (.95)        (.34)        --          --       (1.29)
1999          15.83             1.27          (1.48)       (.21)      (1.03)        (.25)        --          --       (1.28)
1998          15.73             1.27            .12        1.39       (1.03)        (.26)        --          --       (1.29)
1997          15.44             1.29            .29        1.58       (1.03)        (.26)        --          --       (1.29)
1996          15.43             1.30            .02        1.32       (1.03)        (.28)        --          --       (1.31)

PREMIER INCOME (NPF)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2000          14.24             1.26            .21        1.47        (.95)        (.34)        --          --       (1.29)
1999          15.76             1.22          (1.51)       (.29)       (.97)        (.24)        --          --       (1.21)
1998          15.62             1.22            .17        1.39       (1.00)        (.25)        --          --       (1.25)
1997          15.38             1.25            .31        1.56       (1.03)        (.24)      (.04)       (.01)      (1.32)
1996          15.34             1.27            .12        1.39       (1.01)        (.26)      (.06)       (.02)      (1.35)
==============================================================================================================================

                                                                Total Returns
                                                             -------------------
                         Organization
                         and Offering
                            Costs and                                     Based
                     Preferred Ending                            Based       on
                                Share         Net      Ending       on      Net
                         Underwriting       Asset      Market   Market    Asset
                            Discounts       Value       Value   Value*   Value*
================================================================================
INVESTMENT QUALITY (NQM)
Year Ended 10/31:
2000                             $--       $14.67    $12.8750     3.70%  11.38%
1999                            (.02)       14.03     13.3125    (8.51)  (6.64)
1998                              --        16.00     15.5000     5.97    7.97
1997                              --        15.77     15.5625    10.82    8.68
1996                              --        15.48     15.0000     6.13    5.70

SELECT QUALITY (NQS)
--------------------------------------------------------------------------------
Year Ended 10/31:
2000                              --        14.48     13.0625     6.85   10.02
1999                            (.01)       14.05     13.1250   (13.63)  (4.55)
1998                              --        15.68     16.1875    10.96    7.77
1997                              --        15.48     15.5000     9.43    9.35
1996                              --        15.12     15.1250     9.71    5.71

QUALITY INCOME (NQU)
--------------------------------------------------------------------------------
Year Ended 10/31:
2000                              --        14.53     13.1250      .73    8.37
1999                            (.01)       14.33     14.0000   (11.17)  (3.20)
1998                              --        15.83     16.8125     9.64    7.37
1997                              --        15.73     16.3125    14.22    8.81
1996                              --        15.44     15.2500    10.61    6.93

PREMIER INCOME (NPF)
--------------------------------------------------------------------------------
Year Ended 10/31:
2000                              --        14.42     13.6250     9.71    8.22
1999                            (.02)       14.24     13.3125   (17.25)  (3.71)
1998                              --        15.76     17.1250    10.29    7.49
1997                              --        15.62     16.5000    16.81    8.85
1996                              --        15.38     15.1250    11.00    7.51
================================================================================


                                               Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
                                                   Before Credit
                  --------------------------------------------------------------------------
                                             Ratio of Net                      Ratio of Net
                                Ratio of       Investment         Ratio of       Investment
                                Expenses        Income to         Expenses        Income to
                              to Average          Average       to Average          Average
                    Ending    Net Assets       Net Assets            Total            Total
                       Net    Applicable       Applicable       Net Assets       Net Assets
                    Assets     to Common        to Common        Including        Including
                     (000)      Shares++         Shares++      Preferred++      Preferred++
--------------------------------------------------------------------------------------------
INVESTMENT QUALITY (NQM)
--------------------------------------------------------------------------------------------
Year Ended 10/31:
2000              $825,320         1.24%            8.57%             .78%           5.37%
1999               802,508         1.17             7.85              .78            5.24
1998               820,150         1.12             7.66              .78            5.31
1997               809,337         1.13             8.08              .78            5.56
1996               798,349         1.14             8.32              .78            5.71
SELECT QUALITY (NQS)
--------------------------------------------------------------------------------------------
Year Ended 10/31:
2000               769,683         1.22             8.67              .77            5.48
1999               755,102         1.17             8.07              .78            5.38
1998               769,774         1.14             7.87              .78            5.40
1997               759,770         1.15             8.22              .78            5.59
1996               745,059         1.15             8.39              .78            5.69
QUALITY INCOME (NQU)
--------------------------------------------------------------------------------------------
Year Ended 10/31:
2000             1,239,829         1.21             8.95              .77            5.65
1999             1,228,845         1.17             8.27              .77            5.46
1998             1,251,408         1.13             8.08              .77            5.49
1997             1,238,536         1.15             8.35              .77            5.62
1996             1,219,663         1.15             8.44              .77            5.67
PREMIER INCOME (NPF)
--------------------------------------------------------------------------------------------
Year Ended 10/31:
2000               454,103         1.27             8.84              .80            5.59
1999               450,509         1.19             7.98              .80            5.35
1998               454,149         1.15             7.80              .79            5.38
1997               448,807         1.17             8.14              .80            5.57
1996               442,153         1.18             8.29              .81            5.66
============================================================================================


                                 Ratios/Supplemental Data
              ------------------------------------------------------------------------------     Municipal Auction Rate Cumulative
                                       After Credit**                                              Preferred Stock at End of Year
                ----------------------------------------------------------------               -------------------------------------

                               Ratio of Net                        Ratio of Net
                   Ratio of      Investment           Ratio of       Investment
                   Expenses       Income to           Expenses        Income to
                 to Average         Average         to Average          Average
                 Net Assets      Net Assets              Total             Total                 Aggregate   Liquidation
                 Applicable      Applicable         Net Assets        Net Assets   Portfolio        Amount     and Market      Asset
                  to Common       to Common          Including         Including   Turnover    Outstanding      Value Per   Coverage
                   Shares++        Shares++        Preferred++       Preferred++       Rate           (000)         Share  Per Share
====================================================================================================================================
INVESTMENT QUALITY (NQM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2000                  1.22%           8.59%              .77%             5.38%         35%     $  301,000      $  25,000  $68,548
1999                  1.16            7.86               .77              5.24          16         301,000         25,000   66,654
1998                  1.12            7.66               .78              5.31           7         250,000         25,000   82,015
1997                  1.13            8.08               .78              5.56          14         250,000         25,000   80,934
1996                  1.14            8.32               .78              5.71           8         250,000         25,000   79,835
SELECT QUALITY (NQS)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2000                  1.21            8.68               .77              5.48          30         279,000         25,000   68,968
1999                  1.16            8.08               .78              5.39          27         279,000         25,000   67,661
1998                  1.14            7.87               .78              5.40           7         240,000         25,000   80,185
1997                  1.15            8.22               .78              5.59          10         240,000         25,000   79,143
1996                  1.15            8.39               .78              5.69          13         240,000         25,000   77,610
QUALITY INCOME (NQU)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2000                  1.20            8.95               .76              5.65          23         452,000         25,000   68,575
1999                  1.16            8.27               .77              5.47          13         452,000         25,000   67,967
1998                  1.13            8.08               .77              5.49          19         400,000         25,000   78,213
1997                  1.15            8.35               .77              5.62           9         400,000         25,000   77,408
1996                  1.15            8.44               .77              5.67          11         400,000         25,000   76,229
PREMIER INCOME (NPF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2000                  1.26            8.85               .79              5.60           9         165,000         25,000   68,804
1999                  1.18            7.99               .79              5.35          11         165,000         25,000   68,259
1998                  1.15            7.80               .79              5.38          19         140,000         25,000   81,098
1997                  1.17            8.14               .80              5.57           5         140,000         25,000   80,144
1996                  1.18            8.29               .81              5.66           8         140,000         25,000   78,956
====================================================================================================================================




*  Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share.
   Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.
   Total returns are not annualized.
** After custodian fee credit, where applicable.
+  The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.


50-51

Build Your Wealth
                  AUTOMATICALLY







SIDEBAR TEXT: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN
Your Nuveen Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvest ment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial adviser or call us at (800) 257-8787.

Fund
     INFORMATION




BOARD OF DIRECTORS
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606


CUSTODIAN, TRANSFER AGENT
AND SHAREHOLDER SERVICES
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413
(800) 257-8787

LEGAL COUNSEL
Morgan, Lewis &
Bockius LLP
Washington, D.C.

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the 12-month period ended October 31, 2000. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
                 FOR GENERATIONS

PHOTO OF: John Nuveen, Sr.

For over a century, generations of Americans have relied on Nuveen Investments to help them grow and keep the money they've earned. Financial advisors, investors and their families have associated Nuveen Investments with quality, expertise and dependability since 1898. That is why financial advisors have entrusted the assets of more than 1.3 million investors to Nuveen.



With the know-how that comes from a century of experience, Nuveen continues to build upon its reputation for quality. Now, financial advisors and investors can count on Nuveen Investments to help them design customized solutions that meet the far-reaching financial goals unique to family wealth strategies - solutions that can translate into legacies.



To find out more about how Nuveen Investments' products and services can help you preserve your financial security, talk with your financial advisor, or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.



Invest well.



Look ahead.



LEAVE YOUR MARK.(SM)



LOGO: NUVEEN Investments



Nuveen Investments o 333 West Wacker Drive                           FAN-3-10-00
Chicago, IL 60606 o www.nuveen.com